[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


BOND
   FUNDS






SEMIANNUAL REPORT
              2001




FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS


INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


         HIGHER RISK  (o)
AND RETURN POTENTIAL   |
                       |
                      (*) EQUITY FUNDS
                       |
                       |
                      (*) FUNDS OF FUNDS
                       |
                       |
                      (*) BOND FUNDS
                       |
                       |    Corporate Bond
                       |    Fixed Income
                       |    Intermediate Term Income
                       |    Limited Term Income
                       |    Strategic Income
                       |
                      (*)TAX FREE BOND FUNDS
                       |
                       |
                      (*)MONEY MARKET FUNDS
                       |
                       |
          LOWER RISK  (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

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Message to Shareholders                                                  1
--------------------------------------------------------------------------------
Statements of Net Assets                                                 2
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                     20
--------------------------------------------------------------------------------
Statements of Operations                                                21
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Statements of Changes in Net Assets                                     22
--------------------------------------------------------------------------------
Financial Highlights                                                    24
--------------------------------------------------------------------------------
Notes to Financial Statements                                           28
--------------------------------------------------------------------------------


Mutual fund investing involves risk; principal loss is possible.


NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  March 31, 2001


DEAR SHAREHOLDERS:

On behalf of the board of directors of First American Investment Funds, thank you for the opportunity to manage your mutual fund investments. Whether you are a new or a long-term investor in our fund family, we take our role of helping you achieve your investment goals very seriously.

No matter how long you've been an investor, the last six months have probably been hard for you to stomach. After many years of strong economic growth and bull stock markets moving seemingly forever upward, investors suffered a rude awakening in 2000. The bubble burst for the technology sector early in the year after companies slowed tech spending after ramping up in 1999 for Y2K and the Internet. In addition, a series of interest rate hikes by the Federal Reserve aimed at slowing the economy culminated in the summer of 2000.

After stock markets across the board were volatile in the first three quarters of 2000, the beginning of this shareholder report's six-month reporting period--October 1, 2000--marked a distinct downward trend in all major stock market indices including the Nasdaq Composite, the S&P 500 Index, and the Dow Jones Industrial Average (the Dow). In addition, the high-yield (below-investment-grade) bond market suffered throughout 2000 as investors worried about higher issuer default rates, the slumping stock market, and lower liquidity. In an effort to bring the economy back in check, the Federal Reserve cut interest rates twice in January of this year, once in March, and once in April after the reporting period for a total of 2.0%. These interest rate cuts pushed yields somewhat lower on longer maturity bonds and even more so for short and intermediate maturities. Unlike this time last year when the yield curve was inverted, the yield curve is now positively sloped (i.e. longer maturities are yielding more than shorter maturities). In fact, the yield curve's current steepness, as measured by the difference between 10-year and two-year maturities, is at its widest since the end of 1998. High-yield bonds--as well as higher rated corporate bonds--rebounded strongly in the first quarter as liquidity and positive investor sentiment returned to the marketplace. The rest of the fixed-income market performed well, with longer maturity Treasuries turning in the least favorable, but still positive, performance.

First American Investment Funds' fixed-income portfolio managers continue to use active portfolio management and extensive research to find attractive buying opportunities in the marketplace. Corporate bonds, as well as most other non-Treasury fixed-income securities, are at historically wide yield spreads compared to Treasuries and should perform favorably this year due to improving participation in the market and less concern over economic and credit conditions.

The only thing you can be sure of in volatile market conditions like we've been experiencing is your reaction to them. Keeping your eye on your long-term investment objectives and diversifying your investments can help you weather the current investment storm. By staying invested, and possibly continuing to add to your investments when prices are down, you can make volatile markets work in your favor.

Within this report, you'll find financial statements on the First American bond funds during the past six months, plus a complete list of fund holdings.

In closing, we encourage you to talk to your investment executive today if you feel like you are seeing more volatility in your overall portfolio than you prefer. Our goal at First American is to not only help you achieve your investment goals, but to help you feel safe, confident, and secure along the way.

Thank you for the trust you have placed in First American Investment Funds.

Sincerely,


/s/ Virginia L. Stringer                     /s/ Paul A. Dow

VIRGINIA L. STRINGER                         PAUL A. DOW, CFA

Chairperson                                  Chief Investment Officer
First American Investment Funds, Inc.        U.S. Bancorp Piper Jaffray
                                             Asset Management, Inc.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     1)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

CORPORATE BOND FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 79.9%
ENERGY -- 3.3%
Pemex Project
     9.125%, 10/13/10                                 $     1,500    $    1,519
Valero Energy
     8.750%, 06/15/30                                       1,000         1,139
                                                                     -----------
                                                                          2,658
                                                                     -----------
FINANCE -- 20.7%
Abbey National Capital Trust,
     Callable 06/30/30 @ 100
     8.963%, 12/29/49                                       1,500         1,657
Amerco
     8.800%, 02/04/05                                       1,000           984
Bank United
     8.875%, 05/01/07                                       1,000         1,113
Capital One Bank
     6.700%, 05/15/08                                       1,500         1,397
Comerica Bank, Callable 08/15/05 @ 100
     7.650%, 08/15/10                                       1,000         1,050
Erac USA Finance (A)
     8.250%, 05/01/05                                       1,000         1,044
Gatx Capital
     8.250%, 09/01/03                                       1,500         1,555
Green Tree Financial Series 1996-8 Class-A7
     8.050%, 10/15/27                                       1,000         1,061
Lehman Brothers Holdings
     7.875%, 08/15/10                                       2,000         2,131
MBNA America Bank
     6.875%, 07/15/04                                       1,000         1,005
Socgen Real Estate,
     Callable 09/30/07 @ 100 (A)
     7.640%, 12/29/49                                       1,500         1,507
Sovereign Bancorp
     10.500%, 11/15/06                                      1,000         1,067
Unumprovident
     7.625%, 03/01/11                                       1,000         1,016
                                                                     -----------
                                                                         16,587
                                                                     -----------
FOREST PRODUCTS -- 1.3%
Abitibi-Consolidated
     8.550%, 08/01/10                                       1,000         1,064
                                                                     -----------
HEALTH CARE -- 1.3%
HCA Healthcare
     8.750%, 09/01/10                                       1,000         1,072
                                                                     -----------
HOTELS -- 2.5%
MGM Mirage
     8.375%, 02/01/11                                       1,000         1,002
Park Place Entertainment
     7.875%, 12/15/05                                       1,000           995
                                                                     -----------
                                                                          1,997
                                                                     -----------
LEISURE & ENTERTAINMENT -- 1.3%
Royal Caribbean Cruises
     8.250%, 04/01/05                                       1,000         1,025
                                                                     -----------

CORPORATE BOND FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MANUFACTURING -- 15.9%
AK Steel,
     Callable 12/15/01 @ 104.56
     9.125%, 12/15/06                                 $     1,000    $      995
CSX Series C
     6.800%, 12/01/28                                       2,000         1,810
D.R. Horton
     8.375%, 06/15/04                                       1,000         1,000
Equistar Chemicals
     8.500%, 02/15/04                                       1,000         1,002
Ford Motor
     7.450%, 07/16/31                                       2,000         1,965
Motorola
     6.750%, 02/01/06                                       2,000         1,930
Newport News Shipbuilding,
     Callable 12/01/01 @ 104.313
     8.625%, 12/01/06                                       1,000         1,035
PPG Industries
     7.400%, 08/15/19                                       1,000           959
Precision Castparts
     8.750%, 03/15/05                                       2,000         2,034
                                                                     -----------
                                                                         12,730
                                                                     -----------
REAL ESTATE -- 4.4%
Eop Operating
     6.800%, 01/15/09                                       1,000           996
Simon Property Group LP (A)
     7.750%, 01/20/11                                       1,500         1,523
Starwood Financial
     7.300%, 05/15/01                                       1,000           998
                                                                     -----------
                                                                          3,517
                                                                     -----------
SERVICES -- 8.6%
Aramark Services
     6.750%, 08/01/04                                       2,000         1,978
British Sky Broadcasting
     8.200%, 07/15/09                                       1,000         1,001
Hasbro
     7.950%, 03/15/03                                       1,000           950
Kmart
     8.375%, 12/01/04                                       1,000           991
Kroger
     7.000%, 05/01/18                                       1,000           962
Tricon Global Restaurant
     7.650%, 05/15/08                                       1,000           959
                                                                     -----------
                                                                          6,841
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 7.6%
AT&T Wireless (A)
     7.875%, 03/01/11                                       1,500         1,512
Deutsche Telekom
     8.000%, 06/15/10                                       1,000         1,011
Global Crossing Holding
     9.125%, 11/15/06                                       1,000           943
Level 3 Communications
     11.000%, 03/15/08                                        500           391
Sprint Capital
     7.125%, 01/30/06                                       1,000         1,009

The accompanying notes are an integral part of the financial statements.


(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
Williams Communications Group,
     Callable 10/01/04 @ 105.438
     10.875%, 10/01/09                                $       500    $      365
Worldcom
     6.950%, 08/15/28                                       1,000           843
                                                                     -----------
                                                                          6,074
                                                                     -----------
TRANSPORTATION -- 4.0%
American Airlines Pass Through
     Series 1999-1 Class A2
     7.024%, 10/15/09                                       1,100         1,144
United Airlines Series 2000-1 Class-B
     8.030%, 07/01/11                                       1,947         2,036
                                                                     -----------
                                                                          3,180
                                                                     -----------
UTILITIES -- 9.0%
AES
     9.375%, 09/15/10                                       1,000         1,050
Calpine
     8.500%, 02/15/11                                       1,000         1,027
CMS Energy
     7.625%, 11/15/04                                       1,000           995
Limestone Electron Trust (A)
     8.625%, 03/15/03                                       1,000         1,044
NRG Northeast Generating
     8.842%, 06/15/15                                       1,000         1,089
Sempra Energy
     7.950%, 03/01/10                                       1,000         1,007
Western Resources
     6.250%, 08/15/03                                       1,000           960
                                                                     -----------
                                                                          7,172
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $62,256)                                                      63,917
                                                                     -----------

U.S. GOVERNMENT & AGENCY SECURITIES -- 4.0%
U.S. Treasury Bond
     6.250%, 08/15/23                                       2,000         2,156
U.S. Treasury Note
     5.750%, 08/15/10                                       1,000         1,054
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $3,094)                                                        3,210
                                                                     -----------

ASSET-BACKED SECURITIES -- 6.7%
COMMERCIAL -- 2.5%
GMAC Commercial Mortgage Securities
     Series 1999-C1 Class-A2
     6.175%, 05/15/33                                       2,000         1,997
                                                                     -----------
HOME EQUITY -- 1.6%
Green Tree Home Improvement Loan Trust
     Series 1997-A Class Hem2
     7.900%, 03/15/28                                       1,300         1,318
                                                                     -----------

CORPORATE BOND FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
OTHER -- 2.6%
Aircraft Finance Trust Series 1999
     Series 1A Class-C (A)
     8.000%, 05/15/24                                 $     1,000    $    1,012
Juniper Series 2000-1 Class-A3
     8.220%, 04/15/12                                       1,000         1,045
                                                                     -----------
                                                                          2,057
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
     (Cost $5,176)                                                        5,372
                                                                     -----------
PRIVATE MORTGAGE-BACKED SECURITIES -- 5.2%
FIXED RATE -- 2.6%
Impac Secured Assets CMO
     Series 2000-5 Class A2
     6.730%, 08/25/26                                       2,000         2,015
                                                                     -----------
Z-BOND (B) -- 2.6%
GE Capital Mortgage Services
     Series 1994-6 Class A9
     6.500%, 09/25/22                                       2,090         2,102
                                                                     -----------
TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $4,098)                                                        4,117
                                                                     -----------
RELATED PARTY MONEY MARKET FUND -- 3.2%
First American Prime Obligations Fund (C)               2,555,879         2,556
                                                                     -----------
TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,556)                                                        2,556
                                                                     -----------
TOTAL INVESTMENTS -- 99.0%
     (Cost $77,180)                                                      79,172
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: (D) -- 1.0%                              800
                                                                     -----------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     163,875 outstanding shares                                           1,658
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on
     78,827 outstanding shares                                              807
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on
     132,944 outstanding shares                                           1,364
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     7,326,384 outstanding shares                                        71,290
Undistributed net investment income                                         110
Accumulated net realized gain on investments                              2,751
Net unrealized appreciation on investments                                1,992
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $   79,972
                                                                     -----------
Net asset value and redemption price per share -- Class A            $    10.39
Maximum sales charge of 4.25% (E)                                          0.46
                                                                     -----------
Offering price per share -- Class A                                  $    10.85
                                                                     -----------
Net asset value and offering price per share -- Class B (F)          $    10.36
                                                                     -----------
Net asset value per share -- Class C (G)                             $    10.36
Maximum sales charge of 1.00% (H)                                          0.10
                                                                     -----------
Offering price per share -- Class C                                  $    10.46
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    10.38
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     3)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

CORPORATE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B)Z-Bond--Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D)Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):
       Collateral for securities loaned, at value          $ 8,784
       Payable upon return of securities loaned             (8,784)
(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.
(F)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(G)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(H)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

FIXED INCOME FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 40.9%
ENERGY -- 2.5%
Consolidated Natural Gas
     7.250%, 10/01/04                                 $    20,000    $   20,850
Dynegy
     6.875%, 07/15/02                                      10,000        10,175
                                                                     -----------
                                                                         31,025
                                                                     -----------
FINANCE -- 20.8%
ABN AMRO
     7.550%, 06/28/06                                      20,000        21,439
Bank of America
     7.125%, 09/15/06                                      20,000        21,078
Cigna
     7.400%, 01/15/03                                      10,726        11,058
GE Global Insurance
     7.750%, 06/15/30                                      15,000        16,537
Goldman Sachs
     6.650%, 05/15/09                                      15,000        14,981
Heller Financial
     6.375%, 03/15/06                                      10,000        10,060
Household Finance
     7.200%, 07/15/06                                      20,000        20,950
KeyBank N.A.
     7.000%, 02/01/11                                      10,000        10,178
Lehman Brothers Holdings
     7.875%, 08/15/10                                      15,000        15,979
MBNA America Bank
     6.875%, 07/15/04                                      15,000        15,075
Merrill Lynch Series B
     6.150%, 01/26/06                                      20,825        21,041
Money Store
     7.300%, 12/01/02                                      31,795        32,774
Newcourt Credit Series B
     6.875%, 02/16/05                                      20,000        20,550
Salomon Smith Barney Holdings
     5.875%, 03/15/06                                      15,000        14,907
Wells Fargo Series J
     6.550%, 12/01/06                                      17,000        17,495
                                                                     -----------
                                                                        264,102
                                                                     -----------
MANUFACTURING -- 9.8%
Boeing
     7.250%, 06/15/25                                      20,000        21,133
Ford Motor Credit
     5.800%, 01/12/09                                      25,000        23,463
General Motors Acceptance
     6.150%, 04/05/07                                      20,000        19,489
Honeywell International
     7.000%, 03/15/07                                      15,000        15,994
IBM
     7.250%, 11/01/02                                      10,000        10,348
Motorola
     6.750%, 02/01/06                                      20,000        19,296
PPG Industries
     7.400%, 08/15/19                                      15,000        14,390
                                                                     -----------
                                                                        124,113
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE -- 0.8%
Simon Property Group LP (A)
     7.750%, 01/20/11                                 $    10,000    $   10,155
                                                                     -----------
SERVICES -- 0.5%
Lowe's
     8.250%, 06/01/10                                       5,000         5,516
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 3.6%
Alltel
     6.750%, 09/15/05                                      10,000        10,144
Deutsche Telekom
     8.250%, 06/15/30                                      15,000        14,286
Vodafone Group Series B (A)
     7.875%, 02/15/30                                      10,000        10,617
Worldcom
     7.875%, 05/15/03                                      10,000        10,277
                                                                     -----------
                                                                         45,324
                                                                     -----------
TRANSPORTATION -- 0.9%
Continental Airlines Series 99-2
     7.056%, 09/15/09                                      11,500        11,960
                                                                     -----------
UTILITIES -- 1.2%
XCEL Energy
     7.000%, 12/01/10                                      15,000        15,312
                                                                     -----------
OTHER -- 0.8%
Quebec Province Yankee
     7.000%, 01/30/07                                      10,000        10,604
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $506,293)                                                    518,111
                                                                     -----------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 23.0%
ADJUSTABLE RATE (D) -- 0.0%
GNMA Pool #8259
     6.750%, 08/20/23                                          19            19
                                                                     -----------
FIXED RATE -- 20.4%
FHLMC Gold Pool #A00894
     9.500%, 06/01/21                                       1,428         1,519
FHLMC Gold Pool #A01608
     10.000%, 12/01/19                                      1,454         1,568
FHLMC Gold Pool #C00742
     6.500%, 04/01/29                                      14,866        14,829
FHLMC Gold TBA (B)
     6.000%, 06/01/15                                      25,000        24,922
FHLMC Series 163 Class-F
     6.000%, 07/15/21                                       2,792         2,856
FHLMC Series 1643 Class-PK
     6.500%, 12/15/23                                       5,439         5,405
FHLMC Series 1699 Class-TD
     6.000%, 03/15/24                                      10,000         9,760
FHLMC Series 1723 Class-PJ
     7.000%, 02/15/24                                       7,133         7,303
FHLMC Series 2115 Class-BJ
     6.000%, 03/15/28                                       5,020         4,864

FIXED INCOME FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #250113
     9.000%, 07/01/24                                 $       232     $     242
FNMA Pool #250551
     7.000%, 05/01/26                                       7,503         7,627
FNMA Pool #252570
     6.500%, 07/01/29                                      15,841        15,801
FNMA Pool #323715
     6.000%, 05/01/29                                      19,116        18,662
FNMA Pool #340798
     7.000%, 04/01/26                                       7,515         7,635
FNMA Pool #440780
     5.500%, 02/01/14                                      25,010        24,578
FNMA Pool #456276
     6.000%, 12/01/28                                      13,083        12,784
FNMA Pool #493235
     6.000%, 04/01/29                                      18,237        17,803
FNMA Pool #496026
     6.000%, 01/01/29                                      14,917        14,610
FNMA Pool #535206
     7.000%, 02/01/15                                       8,838         9,034
FNMA Series 1992-169 Class-J
     6.500%, 03/25/21                                       4,152         4,215
FNMA Series 1998-M1 Class-A2
     6.250%, 01/25/08                                       7,500         7,625
FNMA Series 1999-1 Class-PG
     6.500%, 04/25/28                                      15,343        15,260
FNMA TBA (B)
     7.500%, 06/01/30                                      25,000        25,568
GNMA Pool #506639
     7.000%, 04/15/29                                       4,412         4,480
                                                                     -----------
                                                                        258,950
                                                                     -----------
Z-BONDS (C) -- 2.6%
FHLMC Series 1665 Class-KZ
     6.500%, 01/15/24                                       9,206         9,309
FHLMC Series 1677 Class-Z
     7.640%, 07/15/23                                       5,095         5,134
FHLMC Series 1822 Class-Z
     6.900%, 03/15/26                                       8,464         8,483
FNMA Series 1993-160 Class-ZA
     6.856%, 09/25/23                                       1,146         1,156
     6.939%, 09/25/23                                          21            21
FNMA Series 1996-35 Class-Z
     7.849%, 07/25/26                                       8,310         8,421
                                                                     -----------
                                                                         32,524
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $282,336)                                                    291,493
                                                                     -----------

U.S. GOVERNMENT & AGENCY SECURITIES -- 23.1%
U.S. AGENCY DEBENTURES -- 6.9%
FHLB
     6.090%, 06/02/06                                      20,000        20,736
FHLMC
     6.375%, 11/15/03                                      35,000        36,351
     5.950%, 01/19/06                                      30,000        30,903
                                                                     -----------
                                                                         87,990
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     5)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURIES -- 16.2%
U.S. Treasury Bonds
     7.125%, 02/15/23                                 $    40,000    $   46,504
     6.875%, 08/15/25                                      35,000        40,078
U.S. Treasury Bond (TIPS)
     3.875%, 04/15/29                                      31,958        34,105
U.S. Treasury Note
     6.500%, 10/15/06                                      40,000        43,439
U.S. Treasury Note (TIPS)
     3.500%, 01/15/11                                      40,248        40,927
                                                                     -----------
                                                                        205,053
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $279,417)                                                    293,043
                                                                     -----------

ASSET-BACKED SECURITIES -- 4.3%
AUTOMOBILES -- 1.8%
Daimler Chrysler Auto Trust
     Series 2000-C Class-A3
     6.820%, 09/06/04                                      20,000        20,637
Ford Credit Auto Owner Trust
     Series 2001-B Class A4
     5.120%, 10/15/04                                       1,650         1,658
                                                                     -----------
                                                                         22,295
                                                                     -----------
CREDIT CARDS -- 1.6%
Sears Credit Account Master Trust
     Series 1992-2 Class-A
     6.350%, 02/16/07                                      20,000        20,396
                                                                     -----------
MANUFACTURED HOMES -- 0.9%
Green Tree Financial Series 1993-4 Class-A4
     6.600%, 01/15/19                                      11,703        11,886
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $53,573)                                                      54,577
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 10.1%
ADJUSTABLE RATE (D) -- 3.0%
J.P. Morgan Commercial Mortgage Finance
     Series 1995-C1 Class-B
     7.672%, 07/25/10                                      10,329        10,833
Merrill Lynch Mortgage Investors
     Series 1993-C Class-A4
     6.563%, 03/15/18                                       6,000         6,027
Merrill Lynch Mortgage Investors
     Series 1995-C3 Class-A3
     7.071%, 12/26/25                                      16,535        17,222
Prudential Home Mortgage Securities
     Series 1994-28 Class-M
     6.728%, 09/25/01                                       4,270         4,259
                                                                     -----------
                                                                         38,341
                                                                     -----------
FIXED RATE -- 4.5%
Asset Securitization
     Series 1996-MD6 Class-A1B
     6.880%, 11/13/26                                      18,600        19,177

FIXED INCOME FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Countrywide Mortgage Backed Securities
     Series 1994-G Class-A3
     6.500%, 04/25/24                                 $       920    $      921
GE Capital Mortgage Services
     Series 1994-17 Class-A6
     7.000%, 05/25/24                                       7,000         7,279
GE Capital Mortgage Services
     Series 1994-17 Class-A7
     7.000%, 05/25/24                                       5,179         5,269
Morgan Stanley Capital Investments
     Series 1999-FNV1 Class-A1
     6.120%, 03/15/31                                      10,601        10,752
Nomura Asset Securities
     Series 1996-MD5 Class-A1B
     7.120%, 04/13/36                                       3,400         3,562
Washington Mutual
     Series 1999-2 Class-2a
     7.000%, 11/19/14                                       9,917        10,249
                                                                     -----------
                                                                         57,209
                                                                     -----------
Z-BONDS (C) -- 2.6%
GE Capital Mortgage Services Series 1994-6 Class-A9
     6.500%, 09/25/22                                      18,157        18,262
Vendee Mortgage Trust Series 1996-1 Class Z
     6.865%, 02/15/26                                      14,784        14,220
                                                                     -----------
                                                                         32,482
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $122,700)                                                    128,032
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 1.6%
First American Prime Obligations Fund (E)              20,673,939        20,674
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $20,674)                                                      20,674
                                                                     -----------

TOTAL INVESTMENTS -- 103.0%
     (Cost $1,264,993)                                                1,305,930
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: (F) -- (3.0%)                        (37,617)
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

FIXED INCOME FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     10,064,963 outstanding shares                                   $  198,211
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on
     1,132,306 outstanding shares                                        12,570
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on
     173,492 outstanding shares                                           1,915
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     102,887,128 outstanding shares                                   1,112,006
Undistributed net investment income                                         778
Accumulated net realized loss on investments                            (98,104)
Net unrealized appreciation on investments                               40,937
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $1,268,313
                                                                     -----------
Net asset value and redemption price per share -- Class A            $    11.10
Maximum sales charge of 4.25% (G)                                          0.49
                                                                     -----------
Offering price per share -- Class A                                  $    11.59
                                                                     -----------
Net asset value and offering price per share -- Class B (H)          $    11.04
                                                                     -----------
Net asset value per share -- Class C (I)                             $    11.08
Maximum sales charge of 1.00% (J)                                          0.11
                                                                     -----------
Offering price per share -- Class C                                  $    11.19
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    11.10
                                                                     -----------

(A)Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(B)On March 31, 2001, the total cost of investments purchased on a when-issued basis was $50,394,531.
(C)Z-Bond--Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.
(D)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.
(E)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(F)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
       Collateral for securities loaned, at value        $ 500,184
       Payable upon return of securities loaned           (500,184)
(G)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.
(H)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(I)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(J)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
TBA--To Be Announced
TIPS--Treasury Inflation Protection Security

INTERMEDIATE TERM INCOME FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 42.0%
CONSUMER GOODS -- 1.9%
Coca-Cola Enterprises
     6.700%, 10/15/36                                 $     2,000    $    2,065
Dayton Hudson
     5.875%, 11/01/08                                       5,000         4,941
                                                                     -----------
                                                                          7,006
                                                                     -----------
ENERGY -- 4.4%
Conoco
     5.900%, 04/15/04                                       6,500         6,571
Dynegy
     6.875%, 07/15/02                                       5,000         5,088
El Paso
     6.750%, 05/15/09                                       5,000         5,006
                                                                     -----------
                                                                         16,665
                                                                     -----------
FINANCE -- 15.6%
ABN AMRO
     7.550%, 06/28/06                                       5,000         5,360
Bank of America
     7.125%, 09/15/06                                       5,000         5,270
Bear Stearns
     6.875%, 10/01/05                                       5,000         5,120
Cigna
     7.400%, 01/15/03                                       3,075         3,170
First Chicago
     7.625%, 01/15/03                                       5,000         5,188
Heller Financial
     7.875%, 05/15/03                                       7,000         7,313
Household Finance
     7.000%, 08/01/03                                       5,000         5,162
Key Bank N.A.
     7.000%, 02/01/11                                       4,000         4,071
Lehman Brothers Holdings, Optional Put
     @ 100 on 08/01/03
     7.500%, 08/01/26                                       5,025         5,205
Newcourt Credit Series B
     6.875%, 02/16/05                                       5,000         5,137
Safeco
     7.875%, 04/01/05                                       1,000         1,040
Salomon Smith Barney Holdings
     5.875%, 03/15/06                                       7,000         6,957
                                                                     -----------
                                                                         58,993
                                                                     -----------
MANUFACTURING -- 9.8%
Ford Motor Credit
     7.500%, 06/15/03                                       5,000         5,188
General Motors Acceptance
     6.150%, 04/05/07                                      10,000         9,745
Honeywell International
     7.000%, 03/15/07                                       6,250         6,664
McDonnell Douglas
     6.875%, 11/01/06                                      10,000        10,525
Motorola
     6.750%, 02/01/06                                       5,000         4,824
                                                                     -----------
                                                                         36,946
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     7)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
SERVICES -- 2.5%
Electronic Data Systems
     7.125%, 10/15/09                                 $     5,000    $    5,250
Hertz
     6.300%, 11/15/06                                       4,000         4,032
                                                                     -----------
                                                                          9,282
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 3.3%
Sprint Capital
     5.700%, 11/15/03                                       5,000         4,925
Vodafone Group (A)
     7.625%, 02/15/05                                       7,000         7,429
                                                                     -----------
                                                                         12,354
                                                                     -----------
TRANSPORTATION -- 2.4%
Continental Airlines Series 99-2
     7.056%, 09/15/09                                       3,500         3,640
Delta Airlines Series 00-1
     7.570%, 11/18/10                                       5,000         5,430
                                                                     -----------
                                                                          9,070
                                                                     -----------
UTILITIES -- 1.3%
XCEL Energy
     7.000%, 12/01/10                                       5,000         5,104
                                                                     -----------
OTHER -- 0.8%
Hydro-Quebec
     9.400%, 02/01/21                                       2,369         3,025
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $153,016)                                                    158,445
                                                                     -----------

U.S. GOVERNMENT & AGENCY SECURITIES -- 26.2%
U.S. AGENCY DEBENTURES -- 13.8%
FFCB
     6.100%, 11/04/04                                       6,350         6,569
FHLB
     5.875%, 08/15/01                                       5,000         5,020
     5.995%, 11/21/01                                       5,000         5,042
     5.125%, 09/15/03                                       5,000         5,041
     6.250%, 08/13/04                                       3,000         3,116
     6.060%, 05/24/06                                       5,000         5,158
     6.375%, 08/15/06                                       6,000         6,304
     5.540%, 01/08/09                                       4,500         4,455
FHLMC
     5.950%, 01/19/06                                       6,000         6,181
TVA
     6.000%, 09/24/02                                       5,000         5,101
                                                                     -----------
                                                                         51,987
                                                                     -----------
U.S. TREASURIES -- 12.4%
U.S. Treasury Bond
     11.625%, 11/15/02                                      5,000         5,566
U.S. Treasury Note (TIPS)
     3.500%, 01/15/11                                      11,068        11,255
U.S. Treasury Notes
     7.875%, 08/15/01                                       5,000         5,065
     5.250%, 08/15/03                                       2,000         2,043

INTERMEDIATE TERM INCOME FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
     7.250%, 05/15/04                                 $     5,000    $    5,402
     7.000%, 07/15/06                                       8,000         8,856
     6.125%, 08/15/07                                       5,000         5,353
     5.625%, 05/15/08                                       3,000         3,132
                                                                     -----------
                                                                         46,672
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $94,906)                                                      98,659
                                                                     -----------

ASSET-BACKED SECURITIES -- 3.7%
HOME EQUITY -- 2.3%
American Southwest Financial Securities
     Series 1995-C1 Class-A1B
     7.400%, 11/17/04                                       5,941         6,091
Equicredit Home Equity Loan Trust
     Series 1994-2 Class-A2
     7.350%, 06/15/14                                         134           134
New Century Home Equity Loan Trust
     Series1997-NC6 Class-A3
     6.590%, 12/25/19                                       2,666         2,659
                                                                     -----------
                                                                          8,884
                                                                     -----------
MANUFACTURED HOMES -- 1.4%
Green Tree Financial Series 1996-9 Class-A5
     7.200%, 01/15/28                                       4,999         5,173
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $13,779)                                                      14,057
                                                                     -----------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 13.5%
FIXED RATE -- 13.5%
FHLMC Series 1606 Class-H
     6.000%, 11/15/08                                       5,085         5,146
FHLMC Series 1902 Class-C
     7.000%, 05/15/03                                       1,263         1,287
FHLMC Series 2166 Class-AC
     6.500%, 03/15/26                                       7,599         7,724
FNMA Pool #050145
     10.000%, 11/01/18                                        691           745
FNMA Pool #050776
     6.000%, 08/01/08                                         825           834
FNMA Pool #252632
     6.000%, 07/01/06                                       3,332         3,364
FNMA Pool #303753
     9.000%, 12/01/20                                         728           756
FNMA Pool #323715
     6.000%, 05/01/29                                       4,557         4,449
FNMA Pool #341727
     9.500%, 06/01/21                                         579           609
FNMA Pool #440780
     5.500%, 02/01/14                                       7,305         7,179
FNMA Pool #G40394
     5.500%, 09/01/06                                       7,272         7,292
FNMA Series 1993-55 Class-J
     6.500%, 11/25/07                                       1,000         1,026
FNMA Series 1996-10 Class C
     6.500%, 12/25/23                                       7,119         7,204

The accompanying notes are an integral part of the financial statements.


(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
FNMA Series 1996-57 Class-E
     7.000%, 06/25/03                                 $     1,132    $    1,153
GNMA Pool #2007
     9.000%, 05/20/25                                         350           362
GNMA Pool #2038
     8.500%, 07/20/25                                         610           631
GNMA Pool #312046
     9.000%, 08/15/21                                       1,010         1,063
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $49,193)                                                      50,824
                                                                     -----------

CMO-PRIVATE MORTGAGE-BACKED SECURITIES -- 1.2%
FIXED RATE -- 1.2% GE CAPITAL
Mortgage Services Series 1994-6 Class A9
     6.500%, 09/25/22                                       4,656         4,682
                                                                     -----------

TOTAL CMO-PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $4,661)                                                        4,682
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 11.3%
ADJUSTABLE RATE (B) -- 2.1%
Merrill Lynch Mortgage Investors
     Series 1995-C3 Class-A3
     7.071%, 12/26/25                                       6,000         6,249
Prudential Home Mortgage Securities
     Series 1994-28 Class-M
     6.728%, 09/25/01                                       1,626         1,621
                                                                     -----------
                                                                          7,870
                                                                     -----------
FIXED RATE -- 9.2%
Asset Securitization Series 1996-MD6 Class-A1B
     6.880%, 11/13/26                                       7,500         7,733
HSBC Mortgage Loan Trust
     Series 2000-HSB1 Class A3
     7.110%, 12/16/30                                       6,000         6,226
Impac Secured Assets CMN Owner Trust
     Series 2000-5 Class A2
     6.730%, 08/25/26                                       4,000         4,030
Morgan Stanley Capital Investments
     Series 1999-FNV1 Class-A1
     6.120%, 03/15/31                                       5,192         5,266
Norwest Asset Securities 1999-15 A1
     6.250%, 06/25/14                                       6,341         6,310
Washington Mutual Series 1999-2 Class-2a
     7.000%, 11/19/14                                       5,040         5,209
                                                                     -----------
                                                                         34,774
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $41,666)                                                      42,644
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 2.7%
First American Prime Obligations Fund (C)              10,081,541        10,082
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $10,082)                                                      10,082
                                                                     -----------

TOTAL INVESTMENTS -- 100.6%
     (Cost $367,303)                                                    379,393
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: (D) -- (0.6%)                         (2,147)
                                                                     -----------

INTERMEDIATE TERM INCOME FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     2,840,762 outstanding shares                                    $   42,574
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     34,644,893 outstanding shares                                      343,641
Undistributed net investment income                                         111
Accumulated net realized loss on investments                            (21,170)
Net unrealized appreciation on investments                               12,090
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  377,246
                                                                     -----------
Net asset value and redemption price per share -- Class A            $    10.09
Maximum sales charge of 2.50% (E)                                          0.26
                                                                     -----------
Offering price per share -- Class A                                  $    10.35
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    10.06
                                                                     -----------

(A)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B)Variable Rate Security--The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.
(C)This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(D)Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):
       Collateral for securities loaned, at value            $ 112,854
       Payable upon return of securities loaned               (112,854)
(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
TIPS--Treasury Inflation Protection Security
TVA--Tennessee Valley Authority


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001     9)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

LIMITED TERM INCOME FUND
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 36.9%
CONGLOMERATES -- 1.2%
Textron Financial
     7.125%, 12/09/04                                 $     2,000    $    2,071
                                                                     -----------
ENERGY -- 1.9%
Enron
     9.875%, 06/15/03                                       3,100         3,362
                                                                     -----------
FINANCE -- 26.7%
American General Finance
     5.750%, 11/01/03                                       2,887         2,913
Bear Stearns
     6.150%, 03/02/04                                       3,000         3,019
Countrywide Home Loan Series F
     6.510%, 02/11/05                                       1,500         1,530
Erac USA Finance
     6.375%, 05/15/03                                       3,000         2,996
First Chicago
     6.875%, 06/15/03                                       3,000         3,083
Goldman Sachs
     6.625%, 12/01/04                                       1,500         1,533
Heller Financial
     6.000%, 03/19/04                                       4,000         4,035
Household Finance
     6.000%, 05/01/04                                       5,000         5,050
Lehman Brothers Holdings Series E
     6.625%, 12/27/02                                       2,500         2,550
MBNA America Bank
     6.875%, 07/15/04                                       4,000         4,020
Morgan Stanley Dean Witter
     7.750%, 06/15/05                                       2,500         2,678
Nationsbank Series B
     6.200%, 08/15/03                                       2,775         2,822
Newcourt Credit Series A
     7.125%, 12/17/03                                       2,100         2,171
Reliastar Financial
     6.625%, 09/15/03                                       3,000         3,083
Society
     8.125%, 06/15/02                                       4,750         4,902
                                                                     -----------
                                                                         46,385
                                                                     -----------
MANUFACTURING -- 5.3%
Ford Motor Credit
     7.500%, 06/15/03                                       3,000         3,113
     5.750%, 02/23/04                                       2,000         1,998
General Motors Acceptance
     7.500%, 07/15/05                                       4,000         4,195
                                                                     -----------
                                                                          9,306
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 1.8%
Sprint Capital (FON)
     7.625%, 06/10/02                                       3,000         3,075
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $62,416)                                                      64,199
                                                                     -----------

LIMITED TERM INCOME FUND (CONTINUED)
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 13.7%
ADJUSTABLE RATE (A) -- 8.4%
FNMA Pool #415285
     7.650%, 02/01/28                                 $     3,960    $    4,069
GNMA Pool #8006
     7.750%, 07/20/22                                       2,563         2,624
GNMA Pool #80106
     7.750%, 08/20/27                                         882           902
GNMA Pool #80154
     7.375%, 01/20/28                                         943           953
GNMA Pool #8699
     7.750%, 09/20/25                                       1,911         1,958
GNMA Pool #8824
     7.750%, 08/20/21                                       2,275         2,329
GNMA Pool #8847
     7.750%, 04/20/26                                       1,692         1,719
                                                                     -----------
                                                                         14,554
                                                                     -----------
FIXED RATE -- 5.3%
FHLMC Series 1655 Class-E
     6.000%, 01/15/07                                         506           506
FHLMC Series 1759 Class-E
     8.250%, 08/15/23                                       1,591         1,666
FNMA Pool #535694
     6.500%, 12/01/03                                       2,867         2,887
FNMA Series 1993-163 Class PK
     6.250%, 10/25/21                                       2,000         2,024
GNMA Pool #158777
     9.000%, 05/15/16                                         407           428
GNMA Pool #780081
     10.000%, 02/15/25                                        664           724
GNMA Pool #780398
     9.000%, 04/15/21                                         896           953
                                                                     -----------
                                                                          9,188
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $23,513)                                                      23,742
                                                                     -----------

ASSET-BACKED SECURITIES -- 29.6%
AUTOMOBILES -- 5.4%
Auto Bond Receivables Trust
     Series 1993-I Class-A (A) (B)
     6.125%, 11/15/21                                         106           105
Chase Manhattan Auto Owner Trust
     Series 1997-A Class-A5
     6.500%, 12/17/01                                       1,107         1,109
MMCA Automobile Trust
     Series 2000-1 Class-A3
     7.000%, 06/15/04                                       3,000         3,081
WFS Financial Owner Trust,
     Series 1999-A Class-A4
     5.700%, 11/20/03                                       5,000         5,057
                                                                     -----------
                                                                          9,352
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CREDIT CARDS -- 4.8%
Chemical Master Credit Card Trust
     Series 1995-3 Class-A
     6.230%, 04/15/05                                 $     3,100    $    3,163
Discover Card Master Trust
     Series 2000-9 Class A
     6.350%, 07/15/08                                       2,000         2,066
Sears Credit Account Master Trust
     Series 1999-2 Class-A
     6.350%, 02/16/07                                       3,100         3,161
                                                                     -----------
                                                                          8,390
                                                                     -----------
EQUIPMENT LEASING & RENTALS -- 6.2%
Caterpillar Financial Asset Series 1998-A Class-A3
     5.850%, 04/25/03                                       2,050         2,058
CIT Equipment Collateral Series 2001-1 Class-A3
     5.230%, 10/20/04                                       2,000         2,013
DVI Receivables Series 2000-2 Class A3
     6.808%, 03/12/04                                       3,000         3,059
First Sierra Receivables Series 2000-2 Class-A3
     7.490%, 12/18/03                                       3,000         3,081
Icon Receivables Series 1997-A Class-A1 (C)
     6.435%, 06/01/05                                         608           532
                                                                     -----------
                                                                         10,743
                                                                     -----------
HOME EQUITY -- 11.5%
Banc One Home Equity Trust
     Series 1999-2 Class-A3
     6.940%, 06/25/29                                       4,000         4,098
Green Tree Financial
     Series 1997-2 Class-A6
     7.240%, 06/15/28                                       2,965         3,102
Green Tree Home Equity Loan Trust
     Series 1999-C Class-A3
     6.770%, 07/15/30                                       4,500         4,620
Residential Asset Securities
     Series 2000-KS1 Class-AI2
     7.700%, 05/25/21                                       5,000         5,160
The Money Store Home Equity Trust
     Series 1994-A Class-A4
     6.275%, 12/15/22                                       2,415         2,451
The Money Store Home Equity Trust
     Series 1996-D Class-A6
     6.830%, 06/15/21                                         593           592
                                                                     -----------
                                                                         20,023
                                                                     -----------
RECREATIONAL VEHICLES -- 1.5%
Distribution Financial Services RV Trust Series 1999-3 Class-A4
     6.650%, 03/15/11                                       2,600         2,666
                                                                     -----------
VACATION PROPERTIES -- 0.2%
Patten Series 1995-1A (A)
     7.250%, 09/01/13                                         343           340
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $50,291)                                                      51,514
                                                                     -----------

LIMITED TERM INCOME FUND (CONTINUED)
DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 4.4%
U.S. AGENCY DEBENTURES -- 4.4%
FHLB
     6.500%, 11/15/05                                 $     2,000    $    2,104
     5.375%, 02/15/06                                       3,000         3,017
FHLMC
     7.000%, 07/15/05                                       1,500         1,601
FNMA
     5.500%, 02/15/06                                       1,000         1,012
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $7,685)                                                        7,734
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 13.7%
ADJUSTABLE RATE (A) -- 2.8%
Merrill Lynch Mortgage Investors
     Series 1993-C Class-A4
     6.563%, 03/15/18                                       4,850         4,872
                                                                     -----------
FIXED RATE -- 10.9%
Advanta Mortgage Loan Trust
     Series 1998-2 Class-A12
     6.330%, 08/25/19                                       4,000         4,040
Countrywide Funding Series D
     6.875%, 09/15/05                                       1,500         1,538
Countrywide Mortgage-Backed Securities
     Series 1993-B Class-A4
     6.750%, 11/25/23                                       1,463         1,473
GE Capital Mortgage Services
     Series 1998-9  Class A2
     6.500%, 06/25/28                                       2,000         2,024
Morserv Series 1994-1 Class-1A5
     7.000%, 10/25/25                                       3,378         3,381
PNC Mortgage Securities
     Series 1999-5 Class-1A1
     6.150%, 06/25/29                                       1,744         1,751
Residential Asset Mortgage Products
     Series 2000-RS3 Class-AI2
     7.540%, 09/25/19                                       3,000         3,059
Residential Funding Series 1999-S5 Class-A1
     6.000%, 02/25/29                                       1,700         1,697
                                                                     -----------
                                                                         18,963
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $23,581)                                                      23,835
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 0.6%
First American Prime Obligations Fund (D)                 969,268           969
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $969)                                                            969
                                                                     -----------

TOTAL INVESTMENTS -- 98.9%
     (Cost $168,455)                                                    171,993
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: (E) -- 1.1%                            1,988
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    11)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

LIMITED TERM INCOME FUND (CONCLUDED)
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     8,150,707 outstanding shares                                    $  140,496
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     9,021,168 outstanding shares                                        42,448
Undistributed net investment income                                         126
Accumulated net realized loss on investments                            (12,627)
Net unrealized appreciation on investments                                3,538
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  173,981
                                                                     -----------
Net asset value and redemption price per share -- Class A            $    10.13
Maximum sales charge of 2.50% (F)                                    $     0.26
                                                                     -----------
Offering price per share -- Class A                                  $    10.39
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    10.13
                                                                     -----------

(A)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.
(B)Interest payments are infrequent.
(C)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(D)This money market fund is advised by the U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.
(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):
       Collateral for securities loaned, at value          $ 7,742
       Payable upon return of securities loaned             (7,742)
(F)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

STRATEGIC INCOME FUND
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE OBLIGATIONS -- 43.9%
AEROSPACE & DEFENSE -- 0.5%
Sequa
     9.000%, 08/01/09                                 $     1,000    $    1,007
                                                                     -----------
APPAREL/TEXTILES -- 0.0%
Glenoit, Callable 04/15/02 @ 105.50 (A) (E)
     11.000%, 04/15/07                                        100             2
                                                                     -----------
AUTOMOTIVE -- 0.9%
Aftermarket Technology,
     Callable 05/04/01 @ 104.000
     12.000%, 08/01/04                                        412           387
Collins & Aikman Products,
     Callable 05/04/01 @ 105.750
     11.500%, 04/15/06                                        425           348
Lear Series B
     8.110%, 05/15/09                                       1,000         1,001
Transportation Manufacturing Operations,
     Callable 05/01/04 @ 105.625
     11.250%, 05/01/09                                        350            45
                                                                     -----------
                                                                          1,781
                                                                     -----------
BROADCAST RADIO & TELEVISION -- 1.9%
Acme Television Series B,
     Callable 09/30/01 @ 105.438 (B) (E)
     11.678%, 09/30/04                                        500           465
AMFM Operating, Callable 01/15/02 @ 106.313
     12.625%, 10/31/06                                         80            88
Charter Communications Holdings,
     Callable 01/15/05 @ 105.875 (B)
     11.919%, 01/15/10                                      2,000         1,360
Fox Sports Networks,
     Callable 8/15/02 @ 104.875 (B)
     9.595%, 08/15/07                                         575           529
Lamar Media, Callable 09/15/02 @ 104.313
     8.625%, 09/15/07                                         500           510
SFX Broadcasting Series B,
     Callable 05/15/01 @ 105.375
     10.750%, 05/15/06                                        150           159
Sinclair Broadcast Group,
     Callable 12/15/02 @ 104.375
     8.750%, 12/15/07                                       1,000           890
                                                                     -----------
                                                                          4,001
                                                                     -----------
BUILDING & CONSTRUCTION PRODUCTS -- 1.0%
American Standard
     7.375%, 02/01/08                                       1,000           993
D.R. Horton
     8.375%, 06/15/04                                       1,000         1,000
                                                                     -----------
                                                                          1,993
                                                                     -----------
CABLE TELEVISION -- 3.8%
Adelphia Communications Series B
     9.875%, 03/01/07                                       1,000         1,000
CSC Holdings, Callable 02/15/03 @ 104.800
     9.875%, 02/15/13                                         750           802
CSC Holdings, Callable 05/04/01 @ 104.625
     9.250%, 11/01/05                                         550           569


The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
Echostar DBS, Callable 02/01/04 @ 104.688
     9.375%, 02/01/09                                 $     1,000    $    1,002
Ekabel Hessen Gmbh,
     Callable 09/01/05 @ 107.375  (C) (D)
     14.500%, 09/01/10                                      2,000         1,750
NTL Series B, Callable 04/01/03 @ 104.875 (B)
     10.242%, 04/01/08                                      1,475           848
Pegasus Communications Series B,
     Callable 10/15/01 @ 104.813
     9.625%, 10/15/05                                         225           215
Pegasus Communications Series B,
     Callable 12/01/02 @ 104.875
     9.750%, 12/01/06                                         300           289
Telewest Communication,
     Callable 05/04/01 @ 100.000 (B)
     11.557%, 10/01/07                                        575           562
United International Holdings Series B,
     Callable 02/15/03 @ 105.375 (B) (E)
     12.117%, 02/15/08                                      1,050           483
United Pan-Europe Communication Series B,
     Callable 11/01/04 @ 106.688 (B) (D)
     13.010%, 11/01/09                                      1,000           350
                                                                     -----------
                                                                          7,870
                                                                     -----------
CHEMICALS & PLASTICS -- 1.4%
Buckeye Technologies,
     Callable 09/15/01 @ 104.625
     9.250%, 09/15/08                                       1,000           990
Huntsman, Callable 07/1/02 @ 104.750 (C)
     9.500%, 07/01/07                                         800           616
Lyondell Chemical, Callable 05/01/04 @ 105.438
     10.875%, 05/01/09                                      1,000         1,012
Polymer Group Series B,
     Callable 03/01/03 @ 104.375
     8.750%, 03/01/08                                         500           230
                                                                     -----------
                                                                          2,848
                                                                     -----------
CONSUMER PRODUCTS -- 1.2%
Diamond Brands Operating,
     Callable 04/15/03 @ 105.063
     10.125%, 04/15/08                                         50            10
Hasbro
     7.950%, 03/15/03                                       1,000           950
Playtex Family Products,
     Callable 04/27/01 @ 103.000
     9.000%, 12/15/03                                         500           499
Sealy Mattress Series B,
     Callable 12/15/02 @ 105.437 (B)
     12.241%, 12/15/07                                        500           430
Simmons, Callable 03/15/04 @ 105.125
     10.250%, 03/15/09                                        500           497
                                                                     -----------
                                                                          2,386
                                                                     -----------
ELECTRONIC EQUIPMENT -- 0.5%
Amkor Technologies, Callable 5/01/03 @ 104.625
     9.250%, 05/01/06                                         500           480
Telecommunications Techniques,
     Callable 05/15/03 @ 104.875
     9.750%, 05/15/08                                         725           594
                                                                     -----------
                                                                          1,074
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.5%
Allied Waste North America Series B,
     Callable 08/01/04 @ 105.000
     10.000%, 08/01/09                                $     1,000    $    1,020
                                                                     -----------
FINANCIAL SERVICES -- 3.1%
BBVA Bancomer Capital Trust,
     Callable 02/16/06 @ 100.000 (C) (D)
     10.500%, 02/16/11                                      2,200         2,263
Cellco Finance, Callable 08/01/02 @ 107.500 (D)
     15.000%, 08/01/05                                        900           738
Golden State Holdings
     7.125%, 08/01/05                                       1,000           978
Grohe Holdings, Callable 11/15/05 @ 105.750 (C) (D)
     11.500%, 11/15/10                                      1,500         1,425
Sovereign Bancorp
     10.500%, 11/15/06                                      1,000         1,067
                                                                     -----------
                                                                          6,471
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 1.1%
Agrilink Foods, Callable 11/01/03 @ 105.938
     11.875%, 11/01/08                                        500           415
Canandiagua Brands, Callable 03/01/04 @104.250
     8.500%, 03/01/09                                         500           502
Premier International Food,
     Callable 09/01/04 @ 106.000
     12.000%, 09/01/09                                      1,500         1,417
                                                                     -----------
                                                                          2,334
                                                                     -----------
FOOD WHOLESALERS, RETAILERS & SERVICES -- 0.3%
Dominos Series B, Callable 01/15/04 @ 105.1875
     10.375%, 01/15/09                                        600           606
                                                                     -----------
HEALTH CARE -- 2.0%
Dade International Series B,
     Callable 05/01/01 @ 105.563
     11.125%, 05/01/06                                        350            70
Fisher Scientific International,
     Callable 02/01/03 @ 104.500
     9.000%, 02/01/08                                         550           544
     9.000%, 02/01/08                                         450           445
HCA Healthcare
     6.910%, 06/15/05                                       1,000           986
Healthsouth, Callable 10/01/04 @ 105.375 (C)
     10.750%, 10/01/08                                        500           531
Tenet Healthcare Series B,
     Callable 6/01/03 @ 104.063
     8.125%, 12/01/08                                       1,000         1,027
Triad Hospital Holdings Series B,
     Callable 05/15/04 @ 105.5
     11.000%, 05/15/09                                        500           550
                                                                     -----------
                                                                          4,153
                                                                     -----------
HOTELS -- 1.9%
Florida Panthers Holdings,
     Callable 04/15/04 @ 104.938
     9.875%, 04/15/09                                       1,000         1,000
Host Marriott Series B,
     Callable 08/01/03 @ 103.985
     7.875%, 08/01/08                                       1,025           984


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    13)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
Mandalay Resort Group Series B
     10.250%, 08/01/07                                $     1,000    $    1,030
Park Place Entertainment
     7.875%, 12/15/05                                       1,000           995
                                                                     -----------
                                                                          4,009
                                                                     -----------
LEISURE & ENTERTAINMENT -- 1.5%
Isle of Capri Casinos, Callable 04/15/04 @ 104.375
     8.750%, 04/15/09                                       1,000           905
Mohegan Tribal Gaming
     8.125%, 01/01/06                                       1,000         1,013
Premier Parks, Callable 04/01/03 @ 105.000 (B)
     10.660%, 04/01/08                                      1,500         1,178
                                                                     -----------
                                                                          3,096
                                                                     -----------
MACHINERY & EQUIPMENT -- 0.4%
United Rentals Series B,
     Callable 01/15/04 @ 104.625
     9.250%, 01/15/09                                       1,000           900
                                                                     -----------
PETROLEUM & FUEL PRODUCTS -- 2.9%
R&B Falcon
     12.250%, 03/15/06                                        250           324
RBF Finance, Callable 03/15/04 @ 105.688
     11.375%, 03/15/09                                        100           123
Ocean Energy Series B,
     Callable 07/15/02 @ 104.438
     8.875%, 07/15/07                                       1,000         1,055
Petroplus Funding,
     Callable 10/15/05 @ 105.250 (C) (D) (E)
     10.500%, 10/15/10                                      2,750         2,443
Pogo Producing Series B,
     Callable 05/15/02 @ 104.375
     8.750%, 05/15/07                                         500           505
Triton Energy Limited
     Callable 10/01/04 @ 104.438 (C)
     8.875%, 10/01/07                                       1,000         1,033
Vintage Petroleum, Callable 02/01/02 @ 104.313
     8.625%, 02/01/09                                         500           515
                                                                     -----------
                                                                          5,998
                                                                     -----------
PRINTING & PUBLISHING -- 0.4%
Hollinger International Publishing,
     Callable 05/04/01 @ 104.625
     9.250%, 02/01/06                                         700           721
                                                                     -----------
RESTAURANTS -- 0.7%
Sbarro, Callable 09/15/04 @ 105.500
     11.000%, 09/15/09                                        500           523
Tricon Global Restaurant
     7.650%, 05/15/08                                       1,000           959
                                                                     -----------
                                                                          1,482
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
RETAIL - OTHER -- 1.9%
Grupo Elektra SA, Callable 04/01/04 @ 106.000 (D)
     12.000%, 04/01/08                                $     4,300    $    3,967
                                                                     -----------
SERVICES -- 0.5%
Crown Castle International,
     Callable 05/15/04 @ 105.187 (B)
     10.649%, 05/15/11                                        625           434
Crown Castle International,
     Callable 08/01/04 @ 105.625 (B)
     11.517%, 08/01/11                                        700           501
                                                                     -----------
                                                                            935
                                                                     -----------
STEEL & STEEL WORKS -- 0.5%
AK Steel, Callable 12/15/01 @ 104.560
     9.125%, 12/15/06                                       1,000           995
Republic Technologies International/RTI Capital,
     Callable 07/15/04 @ 106.875
     13.750%, 07/15/09                                        250            33
                                                                     -----------
                                                                          1,028
                                                                     -----------
SURFACE TRANSPORTATION -- 1.0%
Gearbulk Holding, Callable 05/04/01 @ 103.750
     11.250%, 12/01/04                                        400           401
Newport News Shipbuilding,
     Callable 12/01/01 @ 104.313
     8.625%, 12/01/06                                       1,000         1,035
Stena, Callable 05/04/01 @ 105.250
     10.500%, 12/15/05                                        150           147
Stena, Callable 06/15/02 @ 104.375
     8.750%, 06/15/07                                         525           473
                                                                     -----------
                                                                          2,056
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 10.1%
Allegiance Telecom Series B,
     Callable 02/15/03 @ 105.875 (B)
     12.595%, 02/15/08                                      1,000           690
Call-Net Enterprises,
     Callable 05/15/04 @ 105.400 (B)
     12.770%, 05/15/09                                        525           112
Call-Net Enterprises,
     Callable 08/15/02 @ 104.635 (B)
     9.388%, 08/15/07                                         375            64
Call-Net Enterprises,
     Callable 08/15/03 @ 104.470 (B)
     9.055%, 08/15/08                                         600           102
Exodus Communications,
     Callable 07/15/05 @ 105.813
     11.625%, 07/15/10                                      1,000           805
Global Crossing Holdings,
     Callable 11/01/04 @ 104.75
     9.500%, 11/15/09                                       1,000           938


The accompanying notes are an integral part of the financial statements.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
Innova S de R.L., Callable 04/01/02 @ 106.438 (D)
     12.875%, 04/01/07                                $     2,500    $    2,225
Jazztel, Callable 04/01/04 @ 107.000
     14.000%, 04/01/09                                   EU 2,000         1,140
Level 3 Communications,
     Callable 12/01/03 @ 105.250 (B)
     10.993%, 12/01/08                                      2,000           960
Maxcom Telecomunicaciones (C)
     13.750%, 04/01/07                                      2,000           860
McLeodusa, Callable 03/01/02 @ 105.250 (B)
     8.054%, 03/01/07                                       1,000           825
Millicom International Cellular,
     Callable 06/01/01 @ 106.750 (B)
     14.228%, 06/01/06                                        625           544
Netia Holdings Series B,
     Callable 11/01/02 @ 105.625 (B)
     15.076%, 11/01/07                                      2,600         1,638
Nextel Communications,
     Callable 02/15/03 @ 104.975 (B) (E)
     11.455%, 02/15/08                                      1,400           949
Nextel International,
     Callable 04/15/03 @ 106.063 (B)
     12.348%, 04/15/08                                         75            38
Nextlink Communications,
     Callable 04/15/03 @ 104.725 (B)
     11.067%, 04/15/08                                        775           310
Nextlink Communications,
     Callable 06/01/04 @ 106.125 (B)
     11.888%, 06/01/09                                        800           280
Nuevo Grupo Iusacell
     14.250%, 12/01/06                                      2,000         2,078
Partner Commmunications Series DTC,
     Callable 08/15/05 @ 106.5
     13.000%, 08/15/10                                      2,100         1,848
Satelites Mexicanos Series B,
     Callable 02/01/02 @ 105.063 (D)
     10.125%, 11/01/04                                      2,500         1,588
VersaTel Telecom International,
     Callable 07/15/04 @ 105.937 (D)
     11.875%, 07/15/09                                      1,200           708
VersaTel Telecom International Series EU,
     Callable 07/15/04 @ 105.937 (D)
     11.875%, 07/15/09                                      1,000           548
Viatel, Callable 04/15/03 @ 105.625
     11.250%, 04/15/08                                         75            12
Voicestream Wireless,
     Callable 11/15/04 @ 105.938 (B)
     11.336%, 11/15/09                                      1,000           755
Williams Communications Group,
     Callable 10/01/04 @ 105.438
     10.875%, 10/01/09                                      1,000           730
                                                                     -----------
                                                                         20,747
                                                                     -----------
TRANSPORTATION -- 2.0%
CHC Helicopter, Callable 07/15/04 @ 105.875
     11.750%, 07/15/07                                   EU 2,000         1,812
MRS Logistica, Callable 08/14/02 @ 103.98
     10.625%, 08/15/05                                   EU 2,650         2,256
                                                                     -----------
                                                                          4,068
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
AES
     9.375%, 09/15/10                                 $     1,000    $    1,050
Calpine
     7.625%, 04/15/06                                       1,000         1,004
CMS Energy
     7.500%, 01/15/09                                       1,000           945
Western Resources
     6.250%, 08/15/03                                       1,000           960
                                                                     -----------
                                                                          3,959
                                                                     -----------

TOTAL HIGH YIELD CORPORATE OBLIGATIONS
     (Cost $99,043)                                                      90,512
                                                                     -----------

FOREIGN GOVERNMENT BONDS -- 17.0%
BRAZIL -- 3.0%
Republic of Brazil (D)
     14.500%, 10/15/09                                      3,000         3,235
     8.000%, 04/15/14                                       1,262           983
Republic of Brazil, Callable 08/17/15 @ 100 (D)
     11.000%, 08/17/40                                      2,534         1,964
                                                                     -----------
                                                                          6,182
                                                                     -----------
BULGARIA -- 1.1%
Bulgaria Government, Callable 07/30/01 @ 100 (D)
     6.313%, 07/28/24                                       3,000         2,239
                                                                     -----------
DOMINICAN REPUBLIC -- 0.8%
Dominican Republic (D) (F)
     7.563%, 08/30/24                                       2,000         1,618
                                                                     -----------
HUNGARY -- 0.8%
Government of Hungary
     13.000%, 07/24/03                                 HF 225,000           789
Government of Hungary Series 2
     12.500%, 09/24/02                                 HF 250,000           852
                                                                     -----------
                                                                          1,641
                                                                     -----------
PANAMA -- 1.2%
Republic of Panama (D)
     9.625%, 02/08/11                                       2,500         2,491
                                                                     -----------
PHILIPPINES -- 1.0%
Philippines Republic (D)
     9.875%, 01/15/19                                       2,500         2,100
                                                                     -----------
POLAND -- 0.9%
Poland Government Soveriegn Bond Series 0604
     10.000%, 06/12/04                                      8,250         1,813
                                                                     -----------
QATAR -- 1.0%
State of Qatar (C) (D)
     9.750%, 06/15/30                                       2,000         2,116
                                                                     -----------
RUSSIA -- 3.4%
Russian Federation (C) (D)
     12.750%, 06/24/28                                      5,050         4,412
     2.500%, 03/31/30                                       6,700         2,717
                                                                     -----------
                                                                          7,129
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    15)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
SOUTH AFRICA -- 1.4%
Republic of South Africa
     9.125%, 05/19/09                                 $     1,000    $    1,050
Republic of South Africa Series 157
     13.500%, 09/15/15                                  ZR 13,000         1,761
                                                                     -----------
                                                                          2,811
                                                                     -----------
TURKEY -- 0.3%
Republic of Turkey (D)
     11.875%, 01/15/30                                        900           684
                                                                     -----------
VENEZUELA -- 2.1%
Republic of Venezuela (D)
     9.250%, 09/15/27                                       6,250         4,322
                                                                     -----------

TOTAL FOREIGN GOVERNMENT BONDS
     (Cost $35,327)                                                      35,146
                                                                     -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 12.6%
ADJUSTABLE RATE (F) -- 0.5%
FNMA Series 1993-220 Class-FD
     5.563%, 11/25/13                                         994           999
                                                                     -----------
FIXED RATE -- 12.1%
FHLMC Gold Pool #C18204
     7.500%, 11/01/28                                         961           985
FHLMC Gold Pool #E65045
     7.500%, 08/01/11                                         477           493
FHLMC Gold Pool #E69977
     5.500%, 04/01/13                                         950           934
FHLMC Gold TBA (I)
     6.000%, 06/01/15                                       2,000         1,994
FHLMC, Series 2126 Class-C
     6.000%, 02/15/29                                       1,500         1,330
FNMA Pool #109031
     6.695%, 08/01/05                                       2,000         2,079
FNMA Pool #250113
     9.000%, 07/01/24                                         211           220
FNMA Pool #252334
     6.500%, 02/01/29                                       1,340         1,327
FNMA Pool #313386
     7.000%, 03/01/12                                       1,073         1,102
FNMA Pool #323681
     7.000%, 04/01/29                                       1,714         1,734
FNMA Pool #323702
     6.000%, 05/01/29                                       1,473         1,438
FNMA Pool #326580
     8.000%, 03/01/08                                         423           436
FNMA Pool #329569
     6.000%, 03/01/11                                         511           516
FNMA Pool #339839
     6.000%, 03/01/26                                         640           629

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #367977
     6.500%, 02/01/04                                 $       664    $      672
FNMA Pool #380781
     5.805%, 10/01/08                                       1,196         1,193
FNMA Pool #380791
     5.850%, 10/01/08                                         972           971
FNMA Pool #380859
     6.095%, 12/01/08                                         975           987
FNMA Pool #381517
     5.950%, 04/01/07                                       1,500         1,514
FNMA Pool #535006
     7.000%, 11/01/14                                       1,710         1,750
FNMA Pool #535143
     7.500%, 02/01/30                                         893           913
FNMA Pool #535256
     6.000%, 12/01/13                                       1,759         1,762
GNMA Pool #160376
     9.000%, 06/15/16                                          51            53
                                                                     -----------
                                                                         25,032
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
     (Cost $25,637)                                                      26,031
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%
FHLMC
     7.000%, 07/15/05                                       2,250         2,402
FNMA
     6.250%, 05/15/29                                       2,000         1,998
FNMA Series 1993-50 Class-PY
     5.500%, 10/25/22                                       2,000         1,859
FNMA Series 1999-11 Class-C
     5.500%, 10/25/12                                       2,000         1,918
FNMA Series G93-1 Class-H
     6.700%, 02/25/21                                         558           564
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $8,758)                                                        8,741
                                                                     -----------

ASSET-BACKED OBLIGATIONS -- 3.0%
COMMERCIAL -- 0.5%
Nomura Asset Securities Series 1998-D6 Class A1B
     6.590%, 03/17/28                                       1,000         1,026
                                                                     -----------
CREDIT CARDS -- 1.5%
American Express Credit Account Master Trust
     Series 1997-1 Class-A
     6.400%, 04/15/05                                       1,000         1,021
Discover Card Master Trust Series 1999-1 Class-A
     5.300%, 08/15/04                                       1,000         1,005
MBNA Master Credit Card Trust Series 1999-G Class-A
     6.350%, 12/15/06                                       1,000         1,035
                                                                     -----------
                                                                          3,061
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
HOME EQUITY -- 1.0%
Green Tree Financial Series 1998-1 Class-A4
     6.040%, 11/01/29                                 $     1,120    $    1,133
The Money Store Home Equity Trust
     Series 1994-A Class-A4,
     Callable 02/15/04 @ 100
     6.275%, 12/15/22                                         861           873
                                                                     -----------
                                                                          2,006
                                                                     -----------

TOTAL ASSET-BACKED OBLIGATIONS
     (Cost $5,918)                                                        6,093
                                                                     -----------

CORPORATE OBLIGATIONS -- 6.3%
AEROSPACE & DEFENSE -- 0.5%
Boeing
     8.100%, 11/15/06                                       1,000         1,124
                                                                     -----------
AUTOMOTIVE -- 0.5%
Ford Motor Credit
     5.800%, 01/12/09                                       1,000           939
                                                                     -----------
FINANCIAL SERVICES -- 2.7%
Capital One Bank
     6.700%, 05/15/08                                         750           698
Cit Group
     5.500%, 02/15/04                                       1,000           988
Gatx Capital
     8.250%, 09/01/03                                         750           778
Heller Financial
     7.875%, 05/15/03                                       1,000         1,045
Lehman Brothers Holdings
     7.375%, 05/15/04                                       1,000         1,041
MBNA America Bank
     7.750%, 09/15/05                                       1,000         1,029
                                                                     -----------
                                                                          5,579
                                                                     -----------
LEISURE & ENTERTAINMENT -- 0.4%
Royal Caribbean
     8.125%, 07/28/04                                         750           766
                                                                     -----------
SERVICES -- 0.4%
Lowe's
     8.250%, 06/01/10                                         750           827
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 0.8%
Motorola
     6.750%, 02/01/06                                         750           724
Sprint Capital
     5.700%, 11/15/03                                       1,000           985
                                                                     -----------
                                                                          1,709
                                                                     -----------
TRANSPORTATION -- 0.5%
Continental Airlines Series 99-2
     7.056%, 09/15/09                                       1,000         1,040
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                           PAR (000)(H)   VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
Enron Series A
     8.375%, 05/23/05                                 $     1,000    $    1,084
                                                                     -----------

TOTAL CORPORATE OBLIGATIONS
     (Cost $12,596)                                                      13,068
                                                                     -----------

U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. Treasury Bonds
     7.500%, 11/15/16                                       1,000         1,207
     8.500%, 02/15/20                                       1,500         2,007
     6.250%, 08/15/23                                       1,000         1,078
     6.125%, 08/15/29                                       2,000         2,140
U.S. Treasury Notes
     7.500%, 05/15/02                                         500           518
     5.875%, 11/15/04                                       1,000         1,044
                                                                     -----------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $7,470)                                                        7,994
                                                                     -----------

PRIVATE MORTGAGE-BACKED OBLIGATIONS -- 4.8%
FIXED RATE -- 4.8%
Advanta Mortgage Loan Trust
     Series 1998-2 Class-A12
     6.330%, 08/25/19                                       1,000         1,010
Aircraft Finance Trust Series 1999
     Series 1A Class-C,
     Callable 07/15/16 @ 100 (C) (E)
     8.000%, 05/15/24                                       1,000         1,012
Countrywide Mortgage Backed Securities
     Series 1993-B Class-A4
     6.750%, 11/25/23                                       1,463         1,473
GE Capital Mortgage Services
     Series 1994-6 Class A9
     6.500%, 09/25/22                                       1,552         1,561
GMAC Commercial Mortgage Securities
     Series 1998-C2 Class-A2
     6.420%, 08/15/08                                       1,000         1,014
HSBC Mortgage Loan Trust
     Series 2000-HSB1 Class A3,
     Callable 07/15/04 @ 100.000
     7.110%, 12/16/30                                       1,000         1,038
Morgan Stanley Capital Investments
     Series 1999-RM1 Class-A2
     6.710%, 12/15/31                                       1,000         1,029
Residential Funding Mortgage Securities
     Series 1999-S5 Class-A1
     6.000%, 02/25/29                                         850           848
Wells Fargo Mortgage Backed Securities
     Series 2000-1 Class-2A-1,
     Callable 07/25/12 @ 100
     7.000%, 05/25/30                                         897           922
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED OBLIGATIONS
     (Cost $9,589)                                                        9,907
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    17)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
UNITED STATES -- 0.5%
Nebco Evans Holding PIK* (A)                                  300    $       --
Nextel Communications PIK Series D*                        66,000            56
Pegasus Communications PIK Series A*                      143,000           140
Primedia Series D                                           3,000           267
Primedia Series F                                           2,350           203
Primedia Series H                                           2,150           180
Sinclair Capital                                              750            63
                                                                     -----------

TOTAL PREFERRED STOCK
     (Cost $1,020)                                                          909
                                                                     -----------

COMMON STOCKS -- 0.0%
UNITED STATES -- 0.0%
CS Wireless Systems*                                           27            --
                                                                     -----------

TOTAL COMMON STOCKS
     (Cost $0)                                                               --
                                                                     -----------

WARRANTS -- 0.0%
UNITED STATES -- 0.0%
Electronic Retailing System International,
     Expires 02/01/04*                                         75            --
Enitel, Expires 04/03/05*                                   1,000            --
Maxcom Telecommunications, Expires 04/01/07*                2,000            --
Metronet, Expires 08/15/07*                                   100            10
R&B Falcon, Expires 05/01/09*                                 150            65
Republic Technolgy Warrants, Expires 07/15/09*                250            --
Sterling Chemical Holdings, Expires 08/15/08*                 100            --
UIH Australia/Pacific, Expires 05/15/06* (C)                  150             1
                                                                     -----------

TOTAL WARRANTS
     (Cost $6)                                                               76
                                                                     -----------

RIGHTS -- 0.0%
United Mexican States VRR
     0.000%, 06/30/03                                   5,383,000            61
                                                                     -----------

TOTAL RIGHTS
     (Cost $0)                                                               61
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.3%
First American Prime Obligations Fund (G)               2,753,913    $    2,754
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,754)                                                        2,754
                                                                     -----------

TOTAL INVESTMENTS -- 97.5%
     (Cost $208,118)                                                    201,292
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET: (J) -- 2.5%                            5,067
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     2,385,537 outstanding shares                                        39,595
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on
     188,479 outstanding shares                                           1,727
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on
     136,222 outstanding shares                                           1,261
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     20,480,991 outstanding shares                                      196,578
Undistributed net investment income                                         696
Accumulated net realized loss on investments                            (26,659)
Net unrealized depreciation on investments                               (6,826)
Net unrealized depreciation of forward foreign currency
     contracts, foreign currency and translation of
     other assets and liablilties in foreign currency                       (13)
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  206,359
                                                                     -----------
Net asset value and redemption price per share -- Class A            $     8.89
Maximum sales charge of 4.25% (K)                                          0.39
                                                                     -----------
Offering price per share -- Class A                                  $     9.28
                                                                     -----------
Net asset value and offering price per share -- Class B (L)          $     8.87
                                                                     -----------
Net asset value per share -- Class C (M)                             $     8.88
Maximum sales charge of 1.00% (N)                                          0.09
                                                                     -----------
Offering price per share -- Class C                                  $     8.97
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $     8.90
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

STRATEGIC INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------
* Non-income producing security.
(A)Security currently in default.
(B)Delayed Interest (Step-Bonds)--Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent current yields at March 31, 2001, based upon the estimated timing and amount of future interest and principal payments.
(C)Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(D)Represents a foreign high yield (non-investment grade) bond. On March 31, 2001, the total market value of these investments was $46,886,577 or 22.70% of total net assets.
(E)Securities considered illiquid or restricted. See also the notes to the financial statements.
(F)Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.
(G)This money market fund is advised by the U.S. Bank National Association who also serves as Advisor for this fund. See also the notes to the financial statements.
(H)In U.S. dollars unless otherwise indicated.
(I)On March 31, 2001, the total cost of investments purchased on a when-issued basis was $1,992,813.
(J)Other assets and liabilities representing greater than five percent of total assets include the following (000):
       Collateral for securities loaned, at value         $ 22,462
       Payable upon return of securities loaned            (22,462)
(K)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.
(L)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(M)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(N)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
EU--Euro
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
HF--Hungarian Forint
PIK--Payment-in-Kind interest is generally paid by issuing additional par of the security rather than paying cash.
TBA--To Be Announced
VRR--Value Recovery Right
ZR--South African Rand


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    19)

STATEMENT OF ASSETS AND LIABILITIES March 31, 2001 (unaudited), in thousands, except outstanding shares

                                                                                              CORPORATE
                                                                                              BOND FUND
                                                                                             ----------
ASSETS:
Investment securities, at value (cost $77,180)                                                 $ 79,172
RECEIVABLES:
Accrued income                                                                                    1,224
Investment securities sold                                                                        2,560
Capital shares sold                                                                                 662
Collateral for securities loaned, at value                                                        8,784
Other assets                                                                                        115
------------------------------------------------------------------------------------------     --------
TOTAL ASSETS                                                                                     92,517
==========================================================================================     ========
LIABILITIES:
PAYABLES:
Securities purchased                                                                              3,635
Capital shares redeemed                                                                              11
Payable upon return of securities loaned                                                          8,784
Other liabilities                                                                                   115
------------------------------------------------------------------------------------------     --------
TOTAL LIABILITIES                                                                                12,545
==========================================================================================     ========
TOTAL NET ASSETS                                                                                 79,972
==========================================================================================     ========
COMPOSITION OF NET ASSETS:
Portfolio capital - Class A ($0.0001 par value - 2 billion authorized) based on 163,875
 outstanding shares                                                                               1,658
Portfolio capital - Class B ($0.001 par value - 2 billion authorized) based on 78,827
 outstanding shares                                                                                 807
Portfolio capital - Class C ($0.0001 par value - 2 billion authorized) based on 132,944
 outstanding shares                                                                               1,364
Portfolio capital - Class Y ($0.0001 par value - 2 billion authorized) based on 7,326,384
 outstanding shares                                                                              71,290
Undistributed net investment income                                                                 110
Accumulated net realized gain on investments                                                      2,751
Net unrealized appreciation of investments                                                        1,992
------------------------------------------------------------------------------------------     --------
TOTAL NET ASSETS                                                                               $ 79,972
==========================================================================================     ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS A                                       $  10.39
==========================================================================================     ========
MAXIMUM SALES CHARGE OF 4.25% (1)                                                                  0.46
==========================================================================================     ========
OFFERING PRICE PER SHARE - CLASS A                                                             $  10.85
==========================================================================================     ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS B (2)                                   $  10.36
==========================================================================================     ========
NET ASSET VALUE PER SHARE - CLASS C (3)                                                        $  10.36
==========================================================================================     ========
MAXIMUM SALES CHARGE OF 1.00% (4)                                                                  0.10
==========================================================================================     ========
OFFERING PRICE PER SHARE - CLASS C                                                             $  10.46
==========================================================================================     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS Y                       $  10.38
==========================================================================================     ========

(1)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.
(2)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(4)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


The accompanying notes are an integral part of the financial statements.

(20    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

STATEMENTS OF OPERATIONS for the six months ended March 31, 2001 (unaudited), in thousands

                                                           CORPORATE  FIXED INCOME  INTERMEDIATE TERM    LIMITED TERM     STRATEGIC
                                                           BOND FUND          FUND        INCOME FUND     INCOME FUND   INCOME FUND
                                                           ---------  ------------  -----------------    -----------    -----------
INVESTMENT INCOME:
Interest                                                    $  4,126+    $  46,639+        $  12,571+        $  6,026+    $  12,770+
Fee Income                                                        --           173                --               --            13
Dividends                                                         --            --                --               --            31
----------------------------------------------------------  --------     ---------         ---------         --------     ---------
TOTAL INVESTMENT INCOME                                        4,126        46,812            12,571            6,026        12,814
==========================================================  ========     =========         =========         ========     =========
EXPENSES:
Investment advisory fees                                         368         5,007             1,361              603           905
Administrator fees                                                57           778               211               94           141
Transfer agent fees                                               42           167                43              130            72
Custodian fees                                                    16           214                58               26            40
Directors' fees                                                    1             7                 2                1             3
Registration fees                                                  1             7                 4                2            11
Professional fees                                                  1            21                 6                2             2
Printing                                                           4            43                12                5             8
Distribution fees - Class A                                        1           138                35              102            27
Distribution fees - Class B                                        2            59                --               --             7
Distribution fees - Class C                                        2             4                --               --             6
Other                                                              3            38                11                4             5
----------------------------------------------------------  --------     ---------         ---------         --------     ---------
TOTAL EXPENSES                                                   498         6,483             1,743              969         1,227
==========================================================  ========     =========         =========         ========     =========
Less: Waiver of investment advisory fees                        (235)       (1,282)             (346)            (479)          (24)
   Waiver of distribution fees - Class A                          --            --               (14)             (41)           --
----------------------------------------------------------  --------     ---------         ---------         --------     ---------
TOTAL WAIVERS                                                   (235)       (1,282)             (360)            (520)          (24)
==========================================================  ========     =========         =========         ========     =========
TOTAL NET EXPENSES                                               263         5,201             1,383              449         1,203
==========================================================  ========     =========         =========         ========     =========
INVESTMENT INCOME - NET                                        3,863        41,611            11,188            5,577        11,611
==========================================================  ========     =========         =========         ========     =========
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                        2,761         3,159            (2,143)           1,083        (5,657)
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                                --            --                --               --          (513)
Net change in unrealized appreciation or depreciation
 of investments                                                1,670        52,876            13,884            3,164         4,734
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts, foreign
 currency and translation of other assets and liabilities
 denominated in foreign currency                                  --            --                --               --            13
----------------------------------------------------------  --------     ---------         ---------         --------     ---------
NET GAIN (LOSS) ON INVESTMENTS                                 4,431        56,035            11,741            4,247        (1,423)
==========================================================  ========     =========         =========         ========     =========
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                            $  8,294     $  97,646         $  22,929         $  9,824     $  10,188
==========================================================  ========     =========         =========         ========     =========

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.

                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    21)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                CORPORATE                     FIXED
                                                                                             BOND FUND(3)               INCOME FUND
                                                                                   -----------------------  ------------------------
                                                                                      10/1/00      2/1/00      10/1/00      10/1/99
                                                                                           to          to           to           to
                                                                                      3/31/01     9/30/00      3/31/01      9/30/00
                                                                                   -----------  ----------  -----------   ----------
                                                                                   (unaudited)              (unaudited)
OPERATIONS:
Investment income - net                                                             $   3,863     $ 3,291   $   41,611   $   83,394
Net realized gain (loss) on investments                                                 2,761         282        3,159       (9,783)
Net realized loss on forward foreign currency contracts and foreign currency
 transactions                                                                              --          --           --           --
Net change in unrealized appreciation or depreciation of investments                    1,670         322       52,876       15,397
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities
 denominated in foreign currency                                                           --          --           --           --
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Net increase in net assets resulting from operations                                    8,294       3,895       97,646       89,008
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                 (41)        (28)      (3,140)      (6,839)
  Class B                                                                                 (13)         (1)        (294)        (641)
  Class C                                                                                 (15)         (3)         (22)         (28)
  Class Y                                                                              (3,767)     (3,176)     (38,389)     (75,402)
Net realized gain on investments:
  Class A                                                                                  (3)         --           --           --
  Class B                                                                                  (1)         --           --           --
  Class C                                                                                  (1)         --           --           --
  Class Y                                                                                (287)         --           --           --
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Total distributions                                                                    (4,128)     (3,208)     (41,845)     (82,910)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
CAPITAL SHARE TRANSACTIONS(1):
Class A:
  Proceeds from sales                                                                   1,031         806       28,523       38,076
  Shares issued in connection with the acquisition of the Intermediate Government
   Bond Fund and Adjustable Rate Mortgage Securities Fund, respectively                    --          --           --           --
  Reinvestment of distributions                                                            36          27        2,222        4,779
  Payments for redemptions                                                               (176)        (66)     (33,731)     (69,558)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Increase (decrease) in net assets from
  Class A transactions                                                                    891         767       (2,986)     (26,703)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Class B:
  Proceeds from sales                                                                     702         103        1,499        1,910
  Reinvestment of distributions                                                            12           1          268          546
  Payments for redemptions                                                                 (9)         (2)      (1,252)      (5,561)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Increase (decrease) in net assets from
  Class B transactions                                                                    705         102          515       (3,105)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Class C:
  Proceeds from sales                                                                   1,222         139        1,349          268
  Reinvestment of distributions                                                            14           2           20           20
  Payment for redemptions                                                                 (13)         --          (40)        (437)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Increase (decrease) in net assets from
  Class C transactions                                                                  1,223         141        1,329         (149)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Class Y:
  Proceeds from sales                                                                  34,086      90,427      155,110      357,222
  Shares issued in connection with the acquisition of the Intermediate Government
   Bond Fund and Adjustable Rate Mortgage Fund respectively                                --          --           --           --
  Reinvestment of distributions                                                           358         130       11,142       23,873
  Payments for redemptions                                                            (52,464)     (1,247)    (375,145)    (327,080)
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Increase (decrease) in net assets from Class Y transactions                           (18,020)     89,310     (208,893)      54,015
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Increase (decrease) in net assets from capital share transactions                     (15,201)     90,320     (210,035)      24,058
----------------------------------------------------------------------------------  ---------     -------   ----------   ----------
Total increase (decrease) in net assets                                               (11,035)     91,007     (154,234)      30,156
NET ASSETS AT BEGINNING OF PERIOD                                                      91,007          --    1,422,547    1,392,391
==================================================================================  =========     =======   ----------   ----------
NET ASSETS AT END OF PERIOD (2)                                                     $  79,972     $91,007   $1,268,313   $1,422,547
==================================================================================  =========     =======   ==========   ==========

(1)See Note 4 in Notes to Financial Statements for additional information.
(2)Includes undistributed (distributions in excess of) net investment income
   (000) of $110 and $83 for Corporate Bond Fund, $778 and $1,012 for Fixed Income Fund, $111 and $513 for Intermediate Term Income Fund, $126 and $558 for Limited Term Income Fund, and $696 and $(608) for Strategic Income Fund at March 31, 2001, and September 30, 2000, respectively.
(3)Commenced operations on February 1, 2000.


The accompanying notes are an integral part of the financial statements.

(22    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

         INTERMEDIATE TERM                 LIMITED TERM                   STRATEGIC
               INCOME FUND                  INCOME FUND                 INCOME FUND
---------------------------   --------------------------  --------------------------
    10/1/00        10/1/99        10/1/00       10/1/99       10/1/00       10/1/99
         to             to             to            to            to            to
    3/31/01        9/30/00        3/31/01       9/30/00       3/31/01       9/30/00
------------   ------------   ------------   -----------  ------------   -----------
 (unaudited)                   (unaudited)                 (unaudited)

  $  11,188     $   23,717      $   5,577     $   9,728     $  11,611     $  20,421
     (2,143)        (6,783)         1,083          (965)       (5,657)       (3,432)

         --             --             --            --          (513)       (2,751)
     13,884          7,301          3,164         1,545         4,734          (558)

         --             --             --            --            13           (28)
  ---------     ----------      ---------     ---------   -----------     ---------
     22,929         24,235          9,824        10,308        10,188        13,652
  ---------     ----------      ---------     ---------   -----------     ---------


       (834)        (1,766)        (2,806)       (3,039)         (802)       (1,808)
         --             --             --            --           (50)          (77)
         --             --             --            --           (40)          (88)
    (10,756)       (21,680)        (3,203)       (6,167)       (8,902)      (16,557)

         --             --             --            --            --            --
         --             --             --            --            --            --
         --             --             --            --            --            --
         --             --             --            --            --            --
  ---------     ----------      ---------     ---------   -----------     ---------
    (11,590)       (23,446)        (6,009)       (9,206)       (9,794)      (18,530)
  ---------     ----------      ---------     ---------   -----------     ---------


      9,094          8,715          6,298         2,397         4,496         1,888

         --          4,888             --        86,234            --            --
        706          1,502          1,697         1,759           470           788
    (11,610)       (19,764)        (8,222)      (15,468)       (5,433)       (8,259)
  ---------     ----------      ---------     ---------   -----------     ---------

     (1,810)        (4,659)          (227)       74,922          (467)       (5,583)
  ---------     ----------      ---------     ---------   -----------     ---------

         --             --             --            --           508           846
         --             --             --            --            37            50
         --             --             --            --          (267)         (258)
  ---------     ----------      ---------     ---------   -----------     ---------

         --             --             --            --           278           638
  ---------     ----------      ---------     ---------   -----------     ---------

         --             --             --            --           182           474
         --             --             --            --            37            71
         --             --             --            --          (247)         (334)
  ---------     ----------      ---------     ---------   -----------     ---------

         --             --             --            --           (28)          211
  ---------     ----------      ---------     ---------   -----------     ---------

     34,982         72,168         12,040        24,674        28,675        82,437

         --        128,443             --           430            --            --
      4,008          8,953          1,083         1,978         1,848         3,762
    (82,637)      (177,559)       (15,814)      (54,862)      (86,450)      (28,758)
  ---------     ----------      ---------     ---------   -----------     ---------
    (43,647)        32,005         (2,691)      (27,780)      (55,927)       57,441
  ---------     ----------      ---------     ---------   -----------     ---------
    (45,457)        27,346         (2,918)       47,142       (56,144)       52,707
  ---------     ----------      ---------     ---------   -----------     ---------
    (34,118)        28,135            897        48,244       (55,750)       47,829
    411,364        383,229        173,084       124,840       262,109       214,280
  =========     ==========      =========     =========   ===========     =========
  $ 377,246     $  411,364      $ 173,981     $ 173,084     $ 206,359     $ 262,109
  =========     ==========      =========     =========   ===========     =========


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    23)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                   REALIZED AND
                         NET ASSET                   UNREALIZED     DIVIDENDS
                             VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                         BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                         OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                       -----------  ------------  -------------  ------------  --------------
CORPORATE BOND FUND(1)
Class A
 2001* (unaudited)       $  10.03      $  0.37        $  0.38       $ (0.36)       $ (0.03)
 2000                       10.00         0.48           0.02         (0.47)            --
Class B
 2001* (unaudited)       $  10.02      $  0.34        $  0.37       $ (0.34)       $ (0.03)
 2000                       10.00         0.45           0.01         (0.44)            --
Class C
 2001* (unaudited)       $  10.01      $  0.34        $  0.38       $ (0.34)       $ (0.03)
 2000                       10.00         0.45          (0.01)        (0.43)            --
Class Y
 2001* (unaudited)       $  10.03      $  0.38        $  0.38       $ (0.38)       $ (0.03)
 2000                       10.00         0.49           0.02         (0.48)            --
FIXED INCOME FUND
Class A
 2001* (unaudited)       $  10.69      $  0.31        $  0.41       $ (0.31)       $    --
 2000                       10.65         0.61           0.04         (0.61)            --
 1999                       11.69         0.59          (0.89)        (0.59)         (0.15)
 1998                       10.97         0.57           0.73         (0.57)         (0.01)
 1997                       10.77         0.59           0.27         (0.59)         (0.07)
 1996                       10.98         0.61          (0.11)        (0.61)         (0.10)
Class B
 2001* (unaudited)       $  10.63      $  0.27        $  0.41       $ (0.27)       $    --
 2000                       10.58         0.53           0.05         (0.53)            --
 1999                       11.63         0.51          (0.90)        (0.51)         (0.15)
 1998                       10.91         0.49           0.73         (0.49)         (0.01)
 1997                       10.72         0.51           0.26         (0.51)         (0.07)
 1996                       10.94         0.52          (0.11)        (0.53)         (0.10)
Class C
 2001* (unaudited)       $  10.66      $  0.26        $  0.42       $ (0.26)       $    --
 2000                       10.64         0.52           0.04         (0.54)            --
 1999(2)                    11.33         0.38          (0.69)        (0.38)            --
Class Y
 2001* (unaudited)       $  10.69      $  0.32        $  0.41       $ (0.32)       $    --
 2000                       10.65         0.63           0.04         (0.63)            --
 1999                       11.69         0.61          (0.89)        (0.61)         (0.15)
 1998                       10.96         0.60           0.74         (0.60)         (0.01)
 1997                       10.76         0.62           0.27         (0.62)         (0.07)
 1996                       10.97         0.63          (0.11)        (0.63)         (0.10)
INTERMEDIATE TERM INCOME FUND
Class A
 2001* (unaudited)       $   9.79      $  0.28        $  0.31       $ (0.29)       $    --
 2000                        9.80         0.54             --         (0.55)            --
 1999                       10.45         0.51          (0.54)        (0.50)         (0.12)
 1998                       10.00         0.53           0.47         (0.53)         (0.02)
 1997                        9.93         0.55           0.15         (0.56)         (0.07)
 1996                        9.94         0.55             --         (0.55)         (0.01)
Class Y
 2001* (unaudited)       $   9.77      $  0.29        $  0.30       $ (0.30)       $    --
 2000                        9.77         0.56             --         (0.56)            --
 1999                       10.42         0.52          (0.53)        (0.52)         (0.12)
 1998                        9.98         0.53           0.46         (0.53)         (0.02)
 1997                        9.93         0.55           0.13         (0.56)         (0.07)
 1996                        9.94         0.55             --         (0.55)         (0.01)
-------                  --------      -------        -------       -------        -------

  +Returns are for the period indicated and have not been annualized.
  *For the six month period ended March 31, 2001. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized.
(2)Shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(24    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                                RATIO OF NET
                                                                                     RATIO OF     INVESTMENT
                                                                  RATIO OF NET    EXPENSES TO      INCOME TO
        NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
            VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
           END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
           PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
      -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------


       $  10.39          7.68%+    $    1,702         0.75%           7.11%          1.20%          6.66%         121%
          10.03          5.17+            771         0.72            7.52           1.24           7.00          124

       $  10.36          7.18%+    $      817         1.50%           6.39%          1.96%          5.93%         121%
          10.02          4.70+            103         1.48            6.86           1.99           6.35          124

       $  10.36          7.29%+    $    1,377         1.50%           6.34%          1.96%          5.88%         121%
          10.01          4.54+            143         1.48            6.79           1.99           6.28          124

       $  10.38          7.70%+    $   76,076         0.50%           7.36%          0.94%          6.92%         121%
          10.03          5.32+         89,990         0.48            7.75           0.99           7.24          124


       $  11.10          6.82%+    $  111,756         0.95%           5.60%          1.13%          5.42%          39%
          10.69          6.33         110,490         0.95            5.76           1.14           5.57           54
          10.65         (2.67)        137,133         0.95            5.29           1.14           5.10           90
          11.69         12.29         205,237         0.95            5.10           1.11           4.94          147
          10.97          8.26           8,535         0.95            5.44           1.13           5.26          130
          10.77          4.64           8,332         0.95            5.55           1.12           5.38          108

       $  11.04          6.49%+    $   12,500         1.70%           4.85%          1.88%          4.67%          39%
          10.63          5.70          11,550         1.70            5.02           1.89           4.83           54
          10.58         (3.48)         14,639         1.70            4.53           1.89           4.34           90
          11.63         11.54          17,242         1.70            4.35           1.86           4.19          147
          10.91          7.40          15,253         1.70            4.68           1.88           4.50          130
          10.72          3.93          16,092         1.70            4.81           1.87           4.64          108

       $  11.08          6.36%+    $    1,922         1.70%           4.88%          1.81%          4.77%          39%
          10.66          5.50             566         1.70            5.02           1.89           4.83           54
          10.64         (2.75)+           719         1.35            5.09           1.89           4.55           90

       $  11.10          6.95%+    $1,142,135         0.70%           5.85%          0.88%          5.67%          39%
          10.69          6.59       1,299,941         0.70            6.03           0.89           5.84           54
          10.65         (2.44)      1,239,900         0.70            5.57           0.89           5.38           90
          11.69         12.66       1,210,661         0.70            5.35           0.86           5.19          147
          10.96          8.54         705,719         0.70            5.71           0.88           5.53          130
          10.76          4.90         391,211         0.70            5.81           0.87           5.64          108


       $  10.09          6.11%+    $   28,650         0.85%           5.62%          1.13%          5.34%          20%
           9.79          5.69          29,645         0.85            5.21           1.01           5.05           83
           9.80         (0.20)         34,365         0.85            5.01           1.12           4.74           65
          10.45         10.35          49,130         0.70            5.22           1.11           4.81          166
          10.00          7.19           2,484         0.70            5.51           1.17           5.04          165
           9.93          5.63           2,213         0.70            5.43           1.13           5.00          161

       $  10.06          6.09%+    $  348,596         0.70%           5.77%          0.88%          5.59%          20%
           9.77          5.97         381,719         0.70            5.85           0.87           5.68           83
           9.77         (0.06)        348,864         0.70            5.17           0.87           5.00           65
          10.42         10.27         430,672         0.70            5.24           0.86           5.08          166
           9.98          6.98         324,250         0.70            5.51           0.92           5.29          165
           9.93          5.63          98,702         0.70            5.45           0.88           5.27          161
-----  --------        ------      ----------         ----            ----           ----           ----          ---


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    25)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                      REALIZED AND
                            NET ASSET                   UNREALIZED     DIVIDENDS
                                VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                            BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                            OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                          -----------  ------------  -------------  ------------  --------------
LIMITED TERM INCOME FUND
Class A
 2001* (unaudited)           $  9.91      $  0.32        $  0.24       $ (0.34)         $ --
 2000                           9.86         0.58           0.02         (0.55)           --
 1999                          10.04         0.52          (0.18)        (0.52)           --
 1998                           9.94         0.53           0.10         (0.53)           --
 1997                           9.91         0.56           0.03         (0.56)           --
 1996                           9.92         0.58          (0.01)        (0.58)           --
Class Y
 2001* (unaudited)           $  9.91      $  0.38        $  0.19       $ (0.35)         $ --
 2000                           9.87         0.59           0.01         (0.56)           --
 1999                          10.04         0.52          (0.17)        (0.52)           --
 1998                           9.94         0.53           0.10         (0.53)           --
 1997                           9.91         0.56           0.03         (0.56)           --
 1996                           9.92         0.58          (0.01)        (0.58)           --
STRATEGIC INCOME FUND
Class A
 2001* (unaudited)           $  8.91      $  0.38        $ (0.07)      $ (0.33)         $ --
 2000(3)                        9.09         0.64          (0.15)        (0.67)           --
 1999(3)                        9.27         0.78          (0.25)        (0.71)           --
 1998(1)                       10.00         0.13          (0.75)        (0.11)           --
Class B
 2001* (unaudited)           $  8.89      $  0.35        $ (0.07)      $ (0.30)         $ --
 2000(3)                        9.07         0.56          (0.14)        (0.60)           --
 1999(3)                        9.27         0.71          (0.26)        (0.65)           --
 1998(1)                       10.00         0.09          (0.71)        (0.11)           --
Class C
 2001* (unaudited)           $  8.90      $  0.35        $ (0.07)      $ (0.30)         $ --
 2000(3)                        9.08         0.59          (0.14)        (0.63)           --
 1999(2)(3)                     9.57         0.45          (0.47)        (0.47)           --
Class Y
 2001* (unaudited)           $  8.92      $  0.36        $ (0.04)      $ (0.34)         $ --
 2000(3)                        9.09         0.66          (0.14)        (0.69)           --
 1999(3)                        9.27         0.80          (0.25)        (0.73)           --
 1998(1)                       10.00         0.14          (0.75)        (0.12)           --
-------                      -------      -------        -------       -------     ---------

  +Returns are for the period indicated and have not been annualized.
  *For the six month period ended March 31, 2001. All ratios for the period have been annualized.
(A)Excluding sales charges.
(1)Commenced operations July 24, 1998. All ratios for the period have been annualized.
(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(3)Per share data calculated using average shares outstanding method.


The accompanying notes are an integral part of the financial statements.

(26    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                               RATIO OF NET
                                                                                    RATIO OF     INVESTMENT
                                                                 RATIO OF NET    EXPENSES TO      INCOME TO
       NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE        AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
          PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)        RATE
     -----------  ------------  --------------  -------------  --------------  -------------  -------------  ----------


      $  10.13          5.90%+     $ 82,563          0.60%           6.35%          1.25%          5.70%          42%
          9.91          6.30         80,992          0.60            6.12           1.13           5.59           95
          9.86          3.43          5,318          0.60            5.16           1.12           4.64           65
         10.04          6.55          5,036          0.60            5.33           1.12           4.81          112
          9.94          6.09          7,152          0.60            5.61           1.15           5.06          147
          9.91          5.93          7,627          0.60            5.80           1.09           5.31           61

      $  10.13          5.88%+     $ 91,418          0.45%           6.57%          1.01%          6.01%          42%
          9.91          6.29         92,092          0.51            5.94           0.98           5.47           95
          9.87          3.53        119,522          0.60            5.15           0.87           4.88           65
         10.04          6.55        173,136          0.60            5.33           0.87           5.06          112
          9.94          6.09        184,368          0.60            5.60           0.90           5.30          147
          9.91          5.93         93,588          0.60            5.80           0.84           5.56           61


      $   8.89          3.55%+     $ 21,219          1.15%           8.79%          1.17%          8.77%          47%
          8.91          5.56         21,737          1.15            7.08           1.17           7.06           90
          9.09          5.73         27,768          1.15            8.30           1.21           8.24           40
          9.27         (6.17)+       40,270          1.15            8.19           1.30           8.04           61

      $   8.87          3.20%+     $  1,672          1.90%           8.06%          1.92%          8.04%          47%
          8.89          4.83          1,401          1.90            6.20           1.91           6.19           90
          9.07          4.90            788          1.90            7.56           1.96           7.50           40
          9.27         (6.19)+          114          1.90            7.44           2.05           7.29           61

      $   8.88          3.19%+     $  1,209          1.90%           7.99%          1.96%          7.93%          47%
          8.90          5.16          1,241          1.65            6.46           1.73           6.38           90
          9.08         (0.28)+        1,058          1.55            7.34           1.90           6.99           40

      $   8.90          3.67%+     $182,259          0.90%           9.02%          0.92%          9.00%          47%
          8.92          5.94        237,730          0.90            7.26           0.91           7.25           90
          9.09          5.96        184,666          0.90            8.56           0.93           8.53           40
          9.27         (6.13)+       54,491          0.90            8.44           1.05           8.29           61
----  --------        ------       --------          ----            ----           ----           ----          ---


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    27)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1 >  ORGANIZATION

     The First American Corporate Bond Fund, Fixed Income Fund, Intermediate Term Income Fund, Limited Term Income Fund, and Strategic Income Fund are mutual funds offered by First American Investment Funds, Inc. ("FAIF") (each a "Fund," collectively, "the Funds"). Other mutual funds that are offered by FAIF but are not included in this report are: Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Nebraska Tax Free Fund, Oregon Intermediate Tax Free Fund, Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Emerging Markets Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund, and Technology Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The FAIF articles of incorporation permit the Board of Directors to create additional funds in the future.

     These Funds offer Class A and Class Y shares. Corporate Bond Fund, Fixed Income Fund, and Strategic Income Fund also offer Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.


(28    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly.

     Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.

     Net investment income and net realized gains or losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales and foreign currency gains and losses.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of March 31, 2001, the Strategic Income Fund reclassified (000) ($513) from accumulated net realized foreign exchange loss to undistributed net investment income. The reclassification had no effect on net assets or net asset values per share.

     As of September 30, 2000, the following funds have capital loss carryforwards (CLC) (000):

                                            POST         CLC
                                          OCTOBER       AMOUNT   EXPIRATION DATE
     ---------------------------------------------------------------------------
     Fixed Income Fund*                    $9,481      $91,517         2001-2008
     Intermediate Term Income Fund*         6,816       12,212         2002-2008
     Limited Term Income Fund*              1,403       12,284         2001-2008
     Strategic Income Fund                  3,084       17,847         2001-2008
     ---------------------------------------------------------------------------
     *In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryover is limited in the Fixed Income Fund, Intermediate Term Income Fund, and Limited Term Income Fund to $20,311,000, $2,720,000, and $4,966,000, respectively per year.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Strategic Income Fund are maintained in U.S. dollars on the following bases:

     * market value of investment securities, assets, and liabilities at the current rate of exchange; and

     * purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Strategic Income Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Strategic Income Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

     The Strategic Income Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities, or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    29)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

     March 31, 2001, Fixed Income Fund and Strategic Income Fund had outstanding when-issued commitments of $50,394,531 and $1,992,813, respectively.

     In connection with the ability to purchase securities on a when-issued basis, the Fixed Income, Intermediate Term Income, and Strategic Income Funds may enter into dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage. As an inducement to "roll over" its purchase commitments, the Fund receives negotiated fees. For the six months ended March 31, 2001, the fees earned by each Fund are as follows:

                                                               FEE INCOME EARNED
     ---------------------------------------------------------------------------
     Fixed Income Fund                                             $173,366
     Strategic Income Fund                                           13,438
     ---------------------------------------------------------------------------

     ILLIQUID OR RESTRICTED SECURITIES - As of March 31, 2001, investments in securities in the Strategic Income Fund included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2001 was $5,674,450, which represents 2.75% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                           DATES
     SECURITY                                PAR        ACQUIRED      COST BASIS
     ---------------------------------------------------------------------------
     Acme Television                  $  500,000       9/97-3/99      $  410,892
     Aircraft Finance Trust            1,000,000            2/00         917,422
     Glenoit                             100,000       3/97-8/97         103,155
     Nextel Communications             1,400,000       2/98-6/99         874,707
     Petroplus Funding                 2,750,000       1/01-2/01       2,776,250
     United International Holdings     1,050,000      2/98-10/99         656,444
     ---------------------------------------------------------------------------

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 > FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank") and its predecessor, First American Asset Management, manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.70% of the average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations described in the Funds' prospectuses. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Federated Global Research Corp., a subsidiary of Federated Investors, Inc. serves as sub-advisor to the Strategic Income Fund under an agreement with the Advisor (the "Sub-Advisory Agreement"). For their services under the Sub-Advisory Agreement, they are paid a monthly fee by the Advisor calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million, and 0.105% of the Fund's average daily net assets in excess of $100 million.

     ADMINISTRATION FEES - Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services to the First American Family of Funds. Under this arrangement, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed


(30    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

     $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of its relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - SEI Investments Mutual Funds Services ("SIMFS") serves as sub-administrator and assists U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMFS monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMFS also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion, and 0.005% on assets over $60 billion for all Funds. There is a minimum fee of $50,000 per Fund (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $5,415,000 in aggregate for the six month period ended March 31, 2001 for the First American Family of Funds. For the Funds included in this semiannual report the amounts paid to SIMFS for the six months were as follows (000):

     ---------------------------------------------------------------------------
     Corporate Bond Fund                                                    $ 34
     Fixed Income Fund                                                       464
     Intermediate Term Income Fund                                           126
     Limited Term Income Fund                                                 56
     Strategic Income Fund                                                    84
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets.

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each of the Funds pays SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. Intermediate Term Income Fund and Limited Term Income Fund waive 0.10% of Class A distribution fees. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid to U.S. Bank and its affiliates the following amounts for the funds included in this semiannual report for the six month period ended March 31, 2001 (000):

                                      U.S. BANK
                                       NATIONAL      U.S. BANCORP    U.S. BANK
                                    ASSOCIATION     PIPER JAFFRAY        TRUST
     ---------------------------------------------------------------------------
     Corporate Bond Fund               $ 1              $ 1             $ --
     Fixed Income Fund                  19               64               --
     Intermediate Term
      Income Fund                        2               14               --
     Limited Term Income Fund            1               15               --
     Strategic Income Fund               1               10               --
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - U.S. Bank serves as transfer agent and dividend disbursement agent. As the servicing agent, U.S. Bank was paid $5,605,000 in aggregate for the six months ended March 31, 2001 for the First American Family of Funds. For the six months ended March 31, 2001 fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Corporate Bond Fund                                                    $ 19
     Fixed Income Fund                                                       158
     Intermediate Term Income Fund                                            28
     Limited Term Income Fund                                                 85
     Strategic Income Fund                                                    42
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator, and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended March 31, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    31)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
          First                                                  5.00%
          Second                                                 5.00%
          Third                                                  4.00%
          Fourth                                                 3.00%
          Fifth                                                  2.00%
          Sixth                                                  1.00%
          Seventh                                                0.00%
          Eighth                                                 0.00%
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2001, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $86,000.


(32    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                  CORPORATE                FIXED INCOME
                                                               BOND FUND(1)                        FUND
                                                      ----------------------    ------------------------
                                                         10/1/00     2/1/00        10/1/00      10/1/99
                                                              to         to             to           to
                                                         3/31/01    9/30/00        3/31/01      9/30/00
                                                      ----------- ----------    -----------   ----------
                                                      (unaudited)               (unaudited)
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Shares issued                                              101         81          2,609        3,611
  Shares issued in lieu of cash distributions                  3          3            204          456
  Shares redeemed                                            (17)        (7)        (3,083)      (6,608)
--------------------------------------------------     ---------   --------      ---------     --------
 TOTAL CLASS A TRANSACTIONS                                   87         77           (270)      (2,541)
==================================================     =========   ========      =========     ========
 Class B:
  Shares issued                                               69         10            137          183
  Shares issued in lieu of cash distributions                  1         --             25           52
  Shares redeemed                                             (1)        --           (116)        (532)
--------------------------------------------------     ---------   --------      ---------     --------
 TOTAL CLASS B TRANSACTIONS                                   69         10             46         (297)
==================================================     =========   ========      =========     ========
 Class C:
  Shares issued                                              119         14            122           25
  Shares issued in lieu of cash distributions                  1         --              2            2
  Shares redeemed                                             (1)        --             (4)         (42)
--------------------------------------------------     ---------   --------      ---------     --------
 TOTAL CLASS C TRANSACTIONS                                  119         14            120          (15)
==================================================     =========   ========      =========     ========
 Class Y:
  Shares issued                                            3,353      9,088         14,184       34,068
  Shares issued in lieu of cash distributions                 36         13          1,022        2,278
  Shares redeemed                                         (5,039)      (125)       (33,958)     (31,157)
--------------------------------------------------     ---------   --------      ---------     --------
 TOTAL CLASS Y TRANSACTIONS                               (1,650)     8,976        (18,752)       5,189
==================================================     =========   ========      =========     ========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS          (1,375)     9,077        (18,856)       2,336
==================================================     =========   ========      =========     ========

                                                             INTERMEDIATE TERM              LIMITED TERM                 STRATEGIC
                                                                   INCOME FUND               INCOME FUND               INCOME FUND
                                                       ------------------------  ------------------------  ------------------------
                                                          10/1/00      10/1/99      10/1/00      10/1/99      10/1/00      10/1/99
                                                               to           to           to           to           to           to
                                                          3/31/01      9/30/00      3/31/01      9/30/00      3/31/01      9/30/00
                                                       -----------  -----------  -----------  -----------  -----------  -----------
                                                       (unaudited)               (unaudited)               (unaudited)
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Shares issued                                               911          901          631          227          518          208
  Shares issued in connection with the acquisition of
   Intermediate Government Bond Fund and Adjustable
   Rate Mortgage Fund, respectively                            --          493           --        8,781           --           --
  Shares issued in lieu of cash distributions                  71          155          170          179           53           88
  Shares redeemed                                          (1,168)      (2,029)        (822)      (1,554)        (623)        (914)
-----------------------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------
 TOTAL CLASS A TRANSACTIONS                                  (186)        (480)         (21)       7,633          (52)        (618)
=====================================================   =========    =========    =========    =========    =========    =========
 Class B:
  Shares issued                                                --           --           --           --           57           94
  Shares issued in lieu of cash distributions                  --           --           --           --            4            6
  Shares redeemed                                              --           --           --           --          (31)         (29)
-----------------------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------
 TOTAL CLASS B TRANSACTIONS                                    --           --           --           --           30           71
=====================================================   =========    =========    =========    =========    =========    =========
 Class C:
  Shares issued                                                --           --           --           --           21           52
  Shares issued in lieu of cash distributions                  --           --           --           --            4            8
  Shares redeemed                                              --           --           --           --          (28)         (37)
-----------------------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------
 TOTAL CLASS C TRANSACTIONS                                    --           --           --           --           (3)          23
=====================================================   =========    =========    =========    =========    =========    =========
 Class Y:
  Shares issued                                             3,528        7,483        1,201        2,511        3,241        9,124
  Shares issued in connection with the acquisition of
   Intermediate Government Bond Fund and Adjustable
   Rate Mortgage Securities Fund, respectively                 --       13,376           --           44           --           --
  Shares issued in lieu of cash distributions                 406          931          108          202          209          419
  Shares redeemed                                          (8,360)     (18,412)      (1,579)      (5,581)      (9,622)      (3,202)
-----------------------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------
 TOTAL CLASS Y TRANSACTIONS                                (4,426)       3,378         (270)      (2,824)      (6,172)       6,341
=====================================================   =========    =========    =========    =========    =========    =========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS           (4,613)       2,898         (291)       4,809       (6,197)       5,817
=====================================================   =========    =========    =========    =========    =========    =========

(1)Commenced operations on February 1, 2000.


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    33)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)


5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                      U.S. GOVERNMENT           OTHER INVESTMENT
                                           SECURITIES                 SECURITIES
     ---------------------------------------------------------------------------
                              PURCHASES        SALES     PURCHASES       SALES
                            ----------------------------------------------------
     Corporate Bond Fund       $ 49,005      $ 58,005     $ 70,645      $ 78,228
     Fixed Income Fund          381,968       189,302      226,034       223,847
     Intermediate Term
      Income Fund                18,210        57,022       56,813        50,036
     Limited Term
      Income Fund                15,312        17,157       51,334        52,191
     Strategic Income Fund       11,802        20,370       87,895       131,642
     ---------------------------------------------------------------------------

     Including dollar rolls, purchases and sales of U.S. government securities aggregated (000) $312,667 and $505,152 for Fixed Income Fund, respectively, and $21,902 and $30,402 for Strategic Income Fund, respectively.

     At March 31, 2001, the total cost of securities for Federal income tax purposes was the same as amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2001, is as follows (000):

                                 AGGREGATE GROSS     AGGREGATE GROSS
                                    APPRECIATION      (DEPRECIATION)        NET
     ---------------------------------------------------------------------------
     Corporate Bond Fund                 $ 2,410           $   (418)    $ 1,992
     Fixed Income Fund                    44,408             (3,471)     40,937
     Intermediate Term
      Income Fund                         12,558               (468)     12,090
     Limited Term Income Fund              3,661               (123)      3,538
     Strategic Income Fund                 4,348            (11,174)     (6,826)
     ---------------------------------------------------------------------------


6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2001, the collateral purchased with cash received and held at March 31, 2001, with respect to such loans, and income generated during the period from the program were as follows (000):

                                      MARKET VALUE OF            INCOME RECEIVED
                                    LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Corporate Bond Fund                     $  8,597                       $ 15
     Fixed Income Fund                        489,531                        349
     Intermediate Term Income Fund            110,450                         98
     Limited Term Income Fund                   7,577                         10
     Strategic Income Fund                     21,984                         21
     ---------------------------------------------------------------------------

                        MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
     ---------------------------------------------------------------------------
                        REPURCHASE   MONEY MARKET        OTHER FIXED
                        AGREEMENTS     INSTRUMENT  INCOME SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Corporate Bond
      Fund                $  4,841        $ 1,179           $  2,764    $  8,784
     Fixed Income Fund     275,679         67,098            157,407     500,184
     Intermediate Term
      Income Fund           62,200         15,139             35,515     112,854
     Limited Term
      Income Fund            4,267          1,039              2,436       7,742
     Strategic Income
      Fund                  12,380          3,013              7,069      22,462
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services U.S. Bank received $1,192,000 in aggregate for the First American Family of Funds. For the six months ended March 31, 2001, securities lending fees for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Corporate Bond Fund                                                    $ 10
     Fixed Income Fund                                                       226
     Intermediate Term Income Fund                                            57
     Limited Term Income Fund                                                  6
     Strategic Income Fund                                                    13
     ---------------------------------------------------------------------------


7 >  FUND MERGER

     The Board of Directors and shareholders of Intermediate Government Bond and Adjustable Rate Mortgage Funds approved a reorganization into Intermediate Term Income and Limited Term Income Funds, respectively, at the close of business on February 25, 2000.

     Under the Agreement and Plan of Reorganization, Class A and Class Y shares of Intermediate Government Bond and Adjustable Rate Mortgage Funds were exchanged for shares of the Class A and Class Y shares of the Intermediate Term Income and Limited Term Income Funds, respectively on a tax free basis.


(34    FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

     The net assets before the reorganization and shares issued and redeemed were as follows:

                                                            SHARES        SHARES
                                         NET ASSETS         ISSUED      REDEEMED
     ---------------------------------------------------------------------------
     Intermediate Term Income Fund     $345,964,510     13,868,921    15,017,432
     Limited Term Income Fund           119,910,324      8,824,931    10,868,460
     ---------------------------------------------------------------------------

     Included in the net assets of the redeeming funds were the following components:

                           PAID IN     ACCUMULATED  NET UNREALIZED           NET
                           CAPITAL   REALIZED LOSS    DEPRECIATION        ASSETS
     ---------------------------------------------------------------------------
     Intermediate
      Government
      Bond Fund       $136,303,868  $    (232,384)    $(2,740,353)  $133,331,131
     Adjustable Rate
      Mortgage
      Securities
      Fund             190,834,661   (103,496,635)       (674,084)    86,663,942
     ---------------------------------------------------------------------------


8 >  CONCENTRATION OF RISKS

     The Strategic Income Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Strategic Income Fund is also subject to risks associated with investing in securities issued by issuers in emerging market countries. Because of the special risks associated with foreign investing, the Strategic Income Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

     Strategic Income Fund also invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

     The summary of credit quality ratings for the securities held by the Strategic Income Fund as of March 31, 2001, are as follows:

         STANDARD & POOR'S:                        MOODY'S:
     ---------------------------------------------------------------------------
         AAA                24.66%                 Aaa          27.26%
         AA                  1.08%                 Aa            0.52%
         A                   4.70%                 A             3.75%
         BAA                 5.60%                 Baa           8.19%
         BB                 22.38%                 Ba           15.31%
         B                  29.42%                 B            37.80%
         CAA                 3.44%                 Ca            0.14%
         D                   0.15%                 Caa           1.19%
         Not Rated           8.57%                 Not Rated     5.84%
     ---------------------------------------------------------------------------
                           100.00%                             100.00%


9 >  PARENT COMPANY ACQUISITION

     On October 4, 2000, U.S. Bancorp, the parent company of the Funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On February 27, 2001, this acquisition became effective. The new company is called U.S. Bancorp.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001    35)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.



            MR. ROBERT DAYTON
            Director of First American Investment Funds, Inc.
            Chief Executive Officer of Okabena Company


            MR. ROGER GIBSON
            Director of First American Investment Funds, Inc.
            Vice President of North America-Mountain Region for United Airlines


            MR. ANDREW HUNTER III
            Director of First American Investment Funds, Inc.
            Chairman of Hunter Keith Industries


            MR. LEONARD KEDROWSKI
            Director of First American Investment Funds, Inc.
            Owner and President of Executive Management Consulting, Inc.


            MR. JOHN MURPHY JR.
            Director of First American Investment Funds, Inc.
            Executive Vice President, U.S. Bancorp


            MR. ROBERT SPIES
            Director of First American Investment Funds, Inc.
            Retired Vice President, U.S. Bank National Association


            MR. JOSEPH STRAUSS
            Director of First American Investment Funds, Inc.
            Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


            MS. VIRGINIA STRINGER
            Chairperson of First American Investment Funds, Inc.
            Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       DIRECT FUND CORRESPONDENCE TO:

       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

       For a prospectus containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call Investor Services at 800-637-2548, or visit us on the web at www.firstamericanfunds.com. Please read the prospectus carefully before you invest or send money.


     INVESTMENT ADVISOR
          U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
          601 Second Avenue South
          Minneapolis, Minnesota 55402
          (On May 2, 2001, First American Asset Management, a division of U.S. Bank National Association, which had served as advisor to the First American Funds, was consolidated into U.S. Bancorp Piper Jaffray Asset Management, Inc.)

     ADMINISTRATOR
          U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, MN 55402

     CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

     DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive, Oaks, Pennsylvania 19456
          SEI IS NOT AN AFFILIATE OF U.S. BANK

     INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center, 200 South Sixth Street
          Minneapolis, Minnesota 55402

     COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402 Direct fund correspondence to:




--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                               Prsrt. Std.
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                           Permit No. 26388
                                                                    Mpls, MN

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-637-2548.


2024-01  5/2001
BONDSAR